UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2026

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 99.1%
Brazil | 6.8%
Orizon Valorizacao de Residuos SA (*)	71,100	$979,644
Pagseguro Digital Ltd., Class A	117,462	1,176,969
PRIO SA (*)	188,900	2,414,562
Rede D’Or Sao Luiz SA (#)	196,300	1,476,840
TOTVS SA	136,700	922,092
		6,970,107
Canada | 0.6%
Capstone Copper Corp. (*)	84,871	639,995
China | 23.6%
Alibaba Group Holding Ltd.	221,300	3,483,820
BYD Co. Ltd., Class H	98,300	1,347,736
Contemporary Amperex Technology Co. Ltd., Class A	28,100	1,647,037
Foxconn Industrial Internet Co. Ltd., Class A	105,800	801,601
Fuyao Glass Industry Group Co. Ltd., Class H (#)	120,800	907,269
Lenovo Group Ltd.	1,276,000	1,516,340
Minth Group Ltd.	343,900	1,446,052
OmniVision Integrated Circuits Group, Inc.	64,100	892,467
Ping An Insurance Group Co. of China Ltd., Class H	208,000	1,622,063
Shenzhen Inovance Technology Co. Ltd., Class A	103,190	1,010,564
Shenzhen Sunlord Electronics Co. Ltd., Class A	149,000	744,470
Sungrow Power Supply Co. Ltd., Class A	38,188	839,635
Tencent Holdings Ltd.	76,000	4,798,025
Xiaomi Corp., Class B (#), (*)	284,000	1,168,353
Yadea Group Holdings Ltd. (#)	806,000	1,367,502
Zijin Mining Group Co. Ltd., Class H	158,000	717,850
		24,310,784
Czech Republic | 0.8%
CSG NV	31,133	837,731
Greece | 1.0%
Public Power Corp. SA	50,467	1,059,116
India | 6.6%
Amber Enterprises India Ltd. (*)	10,038	701,070
Description	Shares	Fair Value
Bajaj Finance Ltd.	90,351	$794,945
Bharti Airtel Ltd.	49,716	945,246
HDFC Bank Ltd. ADR	52,559	1,307,668
ICICI Bank Ltd. ADR	51,168	1,325,251
Mphasis Ltd.	30,114	667,319
Reliance Industries Ltd.	71,567	1,037,041
		6,778,540
Indonesia | 1.7%
Bank Central Asia Tbk. PT	1,899,800	726,838
Bank Rakyat Indonesia Persero Tbk. PT	5,019,749	989,250
		1,716,088
Mexico | 3.4%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	34,210	843,941
Grupo Financiero Banorte SAB de CV, Class O	237,957	2,639,128
		3,483,069
Peru | 1.9%
Credicorp Ltd.	5,809	1,970,297
Philippines | 1.9%
BDO Unibank, Inc.	456,146	852,761
International Container Terminal Services, Inc.	92,619	1,062,155
		1,914,916
Poland | 1.7%
Allegro.eu SA (#), (*)	110,269	791,787
Benefit Systems SA (*)	1,053	1,007,025
		1,798,812
Portugal | 0.8%
Jeronimo Martins SGPS SA	34,863	836,328
South Africa | 4.0%
Capitec Bank Holdings Ltd.	8,132	1,996,495
Standard Bank Group Ltd.	115,084	2,086,045
		4,082,540

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
South Korea | 16.5%
D’Alba Global Co. Ltd.	7,716	$724,695
Hanwha Aerospace Co. Ltd.	1,555	1,267,064
HD Hyundai Marine Solution Co. Ltd.	6,903	824,915
Kia Corp.	7,591	730,653
PharmaResearch Co. Ltd.	2,503	496,772
Samsung Electronics Co. Ltd.	69,849	7,846,141
Silicon2 Co. Ltd.	37,676	958,343
SK Hynix, Inc.	7,493	4,075,388
		16,923,971
Taiwan | 23.6%
ASE Technology Holding Co. Ltd.	210,289	2,306,846
Bizlink Holding, Inc.	19,622	1,099,449
King Yuan Electronics Co. Ltd.	128,000	1,105,923
Lotes Co. Ltd.	29,687	1,967,133
MediaTek, Inc.	35,000	1,694,738
Sercomm Corp.	218,000	518,597
Taiwan Semiconductor Manufacturing Co. Ltd.	277,000	15,615,996
		24,308,682
Turkey | 2.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	108,134	780,227
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	203,869	910,701
TAB Gida Sanayi Ve Ticaret AS	141,474	777,524
		2,468,452
United States | 1.8%
EPAM Systems, Inc. (*)	5,011	678,490
SharkNinja, Inc. (*)	11,056	1,170,830
		1,849,320
Total Common Stocks (Cost $58,590,354)		101,948,748
Description	Shares	Fair Value
Short-Term Investments | 0.9%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $875,500)	875,500	$875,500
Total Investments | 100.0% (Cost $59,465,854)		$102,824,248
Cash and Other Assets in Excess of Liabilities | 0.0%		32,506
Net Assets | 100.0%		$102,856,754

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 5.6% of net assets of the Portfolio.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$561,282	$14,870,645	$(14,556,427)	$—	$—	$10,571	875,500	$875,500

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 96.5%
Australia | 0.7%
Anglogold Ashanti PLC	51,887	$5,051,718
Brazil | 0.9%
Cia De Sanena Do Parana	493,000	4,238,210
Cogna Educacao SA	2,913,670	1,777,503
Pagseguro Digital Ltd., Class A	90,819	910,006
		6,925,719
Chile | 0.1%
Latam Airlines Group SA ADR	20,589	1,017,920
China | 25.1%
3SBio, Inc. (#)	568,000	1,670,209
Alibaba Group Holding Ltd.	1,145,200	18,028,334
Atour Lifestyle Holdings Ltd. ADR	26,791	986,177
Bank of Beijing Co. Ltd., Class A	6,437,100	5,142,160
Bank of China Ltd., Class H	2,134,000	1,373,594
Bilibili, Inc., Class Z (*)	39,800	897,423
BOC Aviation Ltd. (#)	284,200	2,822,773
BYD Co. Ltd., Class H	200,500	2,748,942
Chery Automobile Co. Ltd., Class H	40,100	137,056
China Construction Bank Corp., Class H	1,626,000	1,765,994
China Everbright Bank Co. Ltd., Class H	11,538,000	4,478,753
China Gold International Resources Corp. Ltd.	44,900	893,573
China Hongqiao Group Ltd.	645,000	2,938,470
China Life Insurance Co. Ltd., Class H	1,385,000	4,425,415
China Nonferrous Mining Corp. Ltd.	657,000	981,144
China Overseas Land & Investment Ltd.	927,000	1,377,504
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,224,000	4,585,964
CITIC Securities Co. Ltd., Class H	244,000	745,110
Contemporary Amperex Technology Co. Ltd., Class A	85,980	5,039,581
Eastroc Beverage Group Co. Ltd., Class H	55,900	1,438,634
FinVolution Group ADR	164,211	786,571
Fuyao Glass Industry Group Co. Ltd., Class H (#)	112,400	844,180
G-bits Network Technology Xiamen Co. Ltd., Class A	15,400	814,756
Giant Network Group Co. Ltd., Class A	193,100	881,615
Great Wall Motor Co. Ltd., Class H	566,500	903,207
H World Group Ltd. ADR	51,996	2,614,879
Haier Smart Home Co. Ltd., Class H	557,200	1,486,663
Description	Shares	Fair Value
Henan Yuneng Holdings Co. Ltd., Class A (*)	394,600	$792,776
Hithink RoyalFlush Information Network Co. Ltd., Class A	20,900	912,848
Huaneng Power International, Inc., Class H	890,000	670,370
Huaxia Bank Co. Ltd., Class A	4,431,500	4,698,504
Industrial & Commercial Bank of China Ltd., Class H	1,823,000	1,617,732
Innovent Biologics, Inc. (#), (*)	224,000	2,457,467
JD Logistics, Inc. (#), (*)	1,154,300	2,032,791
JD.com, Inc., Class A	266,004	3,923,651
JF SmartInvest Holdings Ltd.	217,700	808,652
Jointo Energy Investment Co. Ltd. Hebei, Class A	749,300	1,002,175
Kanzhun Ltd. ADR	80,172	1,073,503
Kingsoft Corp. Ltd.	235,000	682,678
Kuaishou Technology (#)	244,600	1,440,541
Loncin Motor Co. Ltd., Class A	688,100	1,354,550
Meitu, Inc. (#)	1,269,000	712,070
Midea Group Co. Ltd., Class A	87,400	970,925
Mixue Group, Class H (*)	31,900	1,198,606
MMG Ltd. (*)	1,548,000	1,458,326
Muyuan Foods Co. Ltd., Class H	267,700	1,291,182
NetEase, Inc.	192,800	4,289,707
New China Life Insurance Co. Ltd., Class H	387,700	2,318,009
New Oriental Education & Technology Group, Inc. ADR	31,658	1,792,793
PDD Holdings, Inc. ADR (*)	58,627	5,990,507
People’s Insurance Co. Group of China Ltd., Class H	3,511,000	2,442,729
PetroChina Co. Ltd., Class H	4,010,000	5,447,563
Ping An Insurance Group Co. of China Ltd., Class H	1,440,000	11,229,668
Pop Mart International Group Ltd. (#)	123,800	2,323,901
Tencent Holdings Ltd.	400,100	25,259,074
Tingyi Cayman Islands Holding Corp.	1,186,000	1,963,399
Trip.com Group Ltd. ADR	54,288	2,703,000
Uni-President China Holdings Ltd.	2,425,000	2,435,313
Vipshop Holdings Ltd. ADR	65,356	1,027,396
Wuxi Biologics Cayman, Inc. (#), (*)	212,500	905,956
XD, Inc.	94,400	744,472
Xiaomi Corp., Class B (#), (*)	188,800	776,708
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	90,100	1,254,066
Yutong Bus Co. Ltd., Class A	489,700	2,557,404
Zhejiang Century Huatong Group Co. Ltd., Class A (*)	706,100	1,652,120
Zhejiang China Commodities City Group Co. Ltd., Class A	768,600	1,453,280
Zhejiang NHU Co. Ltd., Class A	400,600	2,007,439
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H	213,300	776,766
Zhongji Innolight Co. Ltd., Class A	11,300	949,706
Zijin Mining Group Co. Ltd., Class H	1,138,000	5,170,336
		187,379,340

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Egypt | 0.4%
Commercial International Bank - Egypt (CIB) GDR	1,191,440	$2,633,082
Greece | 0.2%
Alpha Bank SA	415,000	1,541,770
Hong Kong | 0.2%
Orient Overseas International Ltd.	57,000	1,021,375
Zijin Gold International Co. Ltd.	34,400	783,840
		1,805,215
Hungary | 0.9%
Magyar Telekom Telecommunications PLC	241,597	1,507,260
OTP Bank Nyrt	47,146	5,083,659
		6,590,919
India | 12.2%
Acutaas Chemicals Ltd.	48,718	1,361,162
Adani Ports & Special Economic Zone Ltd.	116,034	1,622,532
Ajanta Pharma Ltd.	30,985	937,420
Bank of Baroda	1,005,242	2,728,041
Bank of India	3,018,198	4,411,867
Bank of Maharashtra	1,391,231	939,235
Britannia Industries Ltd.	34,993	2,040,122
Canara Bank	2,898,575	3,915,939
Cipla Ltd.	162,256	2,132,450
Force Motors Ltd.	7,450	1,610,196
HCL Technologies Ltd.	168,373	2,427,871
HDFC Bank Ltd.	386,197	3,070,795
HDFC Bank Ltd. ADR	15,471	384,918
Hero MotoCorp Ltd.	33,167	1,835,969
Hindalco Industries Ltd.	205,474	1,950,341
Hindustan Aeronautics Ltd.	24,337	898,319
Hyundai Motor India Ltd.	33,805	638,176
Indian Bank	350,734	3,154,319
Indus Towers Ltd. (*)	852,051	3,778,592
Infosys Ltd.	356,522	4,753,473
JK Cement Ltd.	21,308	1,175,596
LIC Housing Finance Ltd.	698,207	3,668,613
Life Insurance Corp. of India	162,733	1,288,538
Lupin Ltd.	63,678	1,580,090
Description	Shares	Fair Value
Marico Ltd.	141,790	$1,122,390
Multi Commodity Exchange of India Ltd.	149,192	3,895,471
National Aluminium Co. Ltd.	503,441	2,103,552
Nava Ltd.	179,146	1,043,134
Power Finance Corp. Ltd.	320,242	1,326,779
Reliance Industries Ltd. GDR (#)	36,856	2,144,975
Reliance Industries Ltd.	106,137	1,537,977
South Indian Bank Ltd.	7,119,905	2,608,005
State Bank of India GDR	7,530	806,735
State Bank of India	275,565	2,936,791
Sun Pharmaceutical Industries Ltd.	215,056	4,049,553
Tata Consultancy Services Ltd.	25,582	647,636
Tata Motors Ltd./new (*)	157,266	662,108
Tata Motors Passenger Vehicles Ltd.	743,355	2,409,166
Torrent Pharmaceuticals Ltd.	88,805	3,945,683
Union Bank of India Ltd.	1,544,851	2,779,783
Vedanta Ltd.	638,621	4,536,583
		90,860,895
Indonesia | 1.5%
Adaro Andalan Indonesia PT	1,721,600	1,148,680
Bank Central Asia Tbk. PT	3,195,500	1,222,555
Bank Mandiri Persero Tbk. PT	5,747,300	1,611,601
Bank Rakyat Indonesia Persero Tbk. PT	12,583,300	2,479,812
Japfa Comfeed Indonesia Tbk. PT	10,552,400	1,471,987
Telkom Indonesia Persero Tbk. PT ADR	51,235	957,070
Trimegah Bangun Persada Tbk. PT	24,265,100	1,569,546
United Tractors Tbk. PT	595,100	1,091,303
		11,552,554
Kuwait | 0.1%
Kuwait Real Estate Co. KSC (*)	838,401	920,767
Malaysia | 1.7%
99 Speed Mart Retail Holdings Bhd.	4,448,800	3,762,332
CIMB Group Holdings Bhd.	1,270,900	2,382,548
KPJ Healthcare Bhd.	1,945,300	1,645,494
Public Bank Bhd.	1,346,000	1,565,179
Sime Darby Bhd.	3,117,000	1,752,949
Sunway Construction Group Bhd.	939,800	1,485,087
Westports Holdings Bhd.	166,100	243,723
		12,837,312

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Mexico | 1.4%
Cemex SAB de CV ADR	426,397	$4,877,982
Gentera SAB de CV	1,155,096	3,265,565
Industrias Penoles SAB de CV (*)	21,550	957,816
Sigma Foods SAB de CV	1,256,300	1,254,688
		10,356,051
Peru | 0.3%
Cia de Minas Buenaventura SAA ADR	28,236	1,017,625
Credicorp Ltd.	3,470	1,176,955
		2,194,580
Philippines | 1.1%
International Container Terminal Services, Inc.	570,760	6,545,477
Metropolitan Bank & Trust Co.	1,280,270	1,344,955
		7,890,432
Poland | 1.6%
Asseco Poland SA	32,396	1,483,180
KGHM Polska Miedz SA (*)	17,528	1,283,372
ORLEN SA	55,252	1,991,259
PGE Polska Grupa Energetyczna SA (*)	1,196,466	3,472,262
Tauron Polska Energia SA (*)	652,340	1,817,138
Zabka Group SA (*)	308,935	1,855,942
		11,903,153
Qatar | 0.1%
Gulf International Services QSC	1,417,796	778,773
Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0
Saudi Arabia | 2.2%
Al Babtain Power & Telecommunication Co.	92,806	1,645,754
Banque Saudi Fransi	332,171	1,763,300
Co. for Cooperative Insurance	23,991	818,505
Electrical Industries Co.	1,411,685	6,288,869
Etihad Etisalat Co.	257,269	4,476,158
Description	Shares	Fair Value
Saudi Energy Co.	144,020	$649,752
Saudi National Bank	88,779	988,220
		16,630,558
South Africa | 2.0%
FirstRand Ltd.	334,638	1,710,467
Gold Fields Ltd. ADR	139,849	6,349,145
Harmony Gold Mining Co. Ltd. ADR	222,753	3,423,714
Naspers Ltd., N Shares	20,755	1,074,878
Telkom SA SOC Ltd.	434,422	1,513,111
Tiger Brands Ltd.	69,552	1,240,483
		15,311,798
South Korea | 16.2%
CJ CheilJedang Corp.	8,621	1,236,808
Han Kuk Carbon Co. Ltd.	50,239	1,287,319
Hana Financial Group, Inc.	48,459	3,433,138
Hanwha Aerospace Co. Ltd.	2,034	1,657,369
HD Hyundai Co. Ltd.	27,808	4,377,578
HD Hyundai Electric Co. Ltd.	4,707	2,625,838
HD Hyundai Heavy Industries Co. Ltd.	4,514	1,392,645
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	13,708	3,128,970
Hyundai Department Store Co. Ltd.	16,534	873,018
Hyundai Mobis Co. Ltd.	13,569	3,489,551
Hyundai Rotem Co. Ltd.	8,001	890,247
KB Financial Group, Inc.	25,496	2,385,282
Kia Corp.	49,795	4,792,895
Korea Electric Power Corp.	180,723	4,964,106
LG Chem Ltd.	4,031	802,074
LG Electronics, Inc.	47,397	3,399,040
Meritz Financial Group, Inc. (*)	18,053	1,337,041
NAVER Corp.	9,186	1,224,821
Samsung Electro-Mechanics Co. Ltd.	4,782	1,307,293
Samsung Electronics Co. Ltd. GDR	17,200	48,908,394
SK Hynix, Inc.	42,471	23,099,665
Woori Financial Group, Inc.	221,021	4,663,015
		121,276,107
Taiwan | 22.9%
Accton Technology Corp.	96,000	4,674,314
Arcadyan Technology Corp.	235,000	1,139,039
Asia Vital Components Co. Ltd.	68,000	4,393,337
ASPEED Technology, Inc.	3,000	1,004,066
Bizlink Holding, Inc.	22,296	1,249,277

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Charoen Pokphand Enterprise	385,000	$1,639,027
China Airlines Ltd.	2,718,000	1,549,231
Chroma ATE, Inc.	60,000	2,868,677
Chunghwa Precision Test Tech Co. Ltd.	18,000	1,797,215
Compeq Manufacturing Co. Ltd.	233,000	1,913,393
Daxin Materials Corp.	89,000	955,472
Delta Electronics, Inc.	336,000	14,954,586
E.Sun Financial Holding Co. Ltd.	1,821,000	1,813,079
Elite Material Co. Ltd.	11,000	894,589
Eva Airways Corp.	3,027,000	3,235,298
Genius Electronic Optical Co. Ltd.	107,000	1,482,823
International Games System Co. Ltd.	113,000	2,693,470
Jentech Precision Industrial Co. Ltd.	11,000	1,362,116
Lite-On Technology Corp.	175,000	787,014
Lotes Co. Ltd.	18,000	1,192,724
MediaTek, Inc.	227,000	10,991,586
Realtek Semiconductor Corp.	144,000	2,187,508
Silicon Motion Technology Corp. ADR	11,045	1,240,243
Taiwan Semiconductor Manufacturing Co. Ltd.	1,784,000	100,573,779
United Microelectronics Corp.	561,000	1,002,861
Wiselink Co. Ltd.	527,164	1,346,177
Yankey Engineering Co. Ltd.	8,900	157,891
Yuanta Financial Holding Co. Ltd.	1,253,000	1,783,748
		170,882,540
Thailand | 1.9%
Advanced Info Service PCL (‡)	202,000	2,284,597
Bangkok Bank PCL (‡)	818,200	4,130,694
Charoen Pokphand Foods PCL NVDR	1,568,300	1,008,825
Delta Electronics Thailand PCL NVDR	186,900	1,517,689
Thaifoods Group PCL	1,096,800	162,292
TMBThanachart Bank PCL (‡)	72,881,800	5,082,721
		14,186,818
Turkey | 0.6%
Ford Otomotiv Sanayi AS	514,944	1,188,043
Turk Telekomunikasyon AS (*)	1,309,826	1,732,411
Turkiye Vakiflar Bankasi TAO, Class D (*)	2,203,929	1,509,095
		4,429,549
United Arab Emirates | 1.7%
Abu Dhabi Commercial Bank PJSC	512,505	1,743,845
ADNOC Drilling Co. PJSC	1,804,543	2,531,308
Aldar Properties PJSC	404,310	865,670
Description	Shares	Fair Value
Emaar Development PJSC	706,126	$2,630,263
Emaar Properties PJSC	898,648	2,901,542
First Abu Dhabi Bank PJSC	356,322	1,658,788
		12,331,416
United States | 0.5%
BeOne Medicines Ltd. ADR (*)	7,966	2,365,663
Titan SA	26,124	1,370,734
		3,736,397
Total Common Stocks (Cost $638,894,727)		721,025,383
Preferred Stocks | 2.1%
Brazil | 2.1%
Banco Bradesco SA	1,215,100	4,496,938
Petroleo Brasileiro SA - Petrobras	1,195,739	11,235,194
		15,732,132
Total Preferred Stocks (Cost $11,884,785)		15,732,132
Short-Term Investments | 0.6%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $4,505,428)	4,505,428	4,505,428
Total Investments | 99.2% (Cost $655,284,940)		$741,262,943
Cash and Other Assets in Excess of Liabilities | 0.8%		5,773,188
Net Assets | 100.0%		$747,036,131

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 2.4% of net assets of the Portfolio.
(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.
(a)	Affiliated investment.

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$8,101,245	$92,646,860	$(96,242,677)	$—	$—	$112,202	4,505,428	$4,505,428

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 96.1%
Argentina | 0.6%
Vista Energy SAB de CV ADR (*)	640,831	$48,363,515
Brazil | 12.9%
Arcos Dorados Holdings, Inc., Class A	5,346,399	44,107,792
Banco do Brasil SA	26,246,152	116,540,343
BB Seguridade Participacoes SA	18,212,617	122,393,737
Engie Brasil Energia SA	9,063,100	57,442,121
Motiva Infraestrutura de Mobilidade SA	23,267,017	71,015,867
Petroleo Brasileiro SA - Petrobras ADR	5,860,532	121,606,039
PRIO SA (*)	9,154,800	117,018,699
Rede D’Or Sao Luiz SA (#)	7,772,100	58,472,492
Suzano SA	6,027,200	60,390,104
Vale SA ADR	7,330,936	116,635,192
Vibra Energia SA	22,367,184	136,538,772
		1,022,161,158
China | 20.2%
Alibaba Group Holding Ltd.	3,123,300	49,168,612
Anhui Conch Cement Co. Ltd., Class H	9,462,431	25,707,400
ANTA Sports Products Ltd.	5,841,600	56,944,378
Bosideng International Holdings Ltd.	140,424,000	72,493,684
China Construction Bank Corp., Class H	163,920,224	178,033,247
China Medical System Holdings Ltd.	30,609,000	52,326,791
China Merchants Bank Co. Ltd., Class H	20,140,994	127,875,323
DaShenLin Pharmaceutical Group Co. Ltd., Class A	22,783,997	59,005,707
ENN Natural Gas Co. Ltd., Class A	26,633,365	84,224,021
Hengan International Group Co. Ltd.	9,441,500	33,135,418
Huayu Automotive Systems Co. Ltd., Class A	18,869,100	52,742,737
Lenovo Group Ltd.	104,318,000	123,966,721
Midea Group Co. Ltd., Class A	11,003,799	122,240,972
NetEase, Inc.	4,617,700	102,741,605
Ping An Insurance Group Co. of China Ltd., Class H	13,416,500	104,626,977
Sinopharm Group Co. Ltd., Class H	45,225,614	116,631,888
Tencent Holdings Ltd.	577,600	36,464,987
Tingyi Cayman Islands Holding Corp.	48,202,000	79,797,430
Want Want China Holdings Ltd.	101,963,000	60,665,878
Weichai Power Co. Ltd., Class H	15,323,288	54,622,984
		1,593,416,760
Description	Shares	Fair Value
Egypt | 0.9%
Commercial International Bank - Egypt (CIB) GDR	31,085,906	$68,799,802
France | 1.1%
Gaztransport Et Technigaz SA	375,263	87,455,020
Greece | 2.0%
Allwyn AG	3,594,799	54,676,496
National Bank of Greece SA	6,699,285	103,833,002
		158,509,498
Hong Kong | 0.1%
ASMPT Ltd.	659,300	8,599,189
Hungary | 2.9%
MOL Hungarian Oil & Gas PLC	9,488,943	112,858,193
OTP Bank Nyrt	1,087,104	117,220,264
		230,078,457
India | 6.0%
Axis Bank Ltd.	5,553,539	70,518,058
Indus Towers Ltd. (*)	26,811,131	118,899,355
Infosys Ltd. ADR	6,121,772	82,705,140
State Bank of India	4,384,578	46,727,958
Tata Consultancy Services Ltd.	3,742,704	94,750,643
UPL Ltd.	9,596,452	57,956,209
		471,557,363
Indonesia | 4.8%
Alamtri Resources Indonesia Tbk. PT	56,486,500	8,577,018
Astra International Tbk. PT	267,506,500	99,732,726
Bank Mandiri Persero Tbk. PT	371,794,784	104,255,025
Telkom Indonesia Persero Tbk. PT ADR	5,966,575	111,455,621
United Tractors Tbk. PT	31,353,500	57,496,503
		381,516,893
Mexico | 6.2%
America Movil SAB de CV ADR	4,985,796	127,038,082
Grupo Aeroportuario del Pacifico SAB de CV ADR	422,118	104,208,271

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (continued)
Grupo Financiero Banorte SAB de CV, Class O	11,639,237	$129,088,184
Kimberly-Clark de Mexico SAB de CV, Class A	28,851,595	68,301,801
Ternium SA ADR	1,417,124	56,897,529
		485,533,867
Peru | 0.8%
Credicorp Ltd.	180,306	61,156,189
Philippines | 1.0%
International Container Terminal Services, Inc.	6,996,490	80,235,768
Poland | 0.7%
InPost SA (*)	3,151,673	55,328,567
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (*), (¢)	13,596,421	13
		18
South Africa | 7.2%
Bidvest Group Ltd.	8,169,868	110,252,953
Kumba Iron Ore Ltd.	1,926,762	36,828,765
Life Healthcare Group Holdings Ltd.	63,104,898	43,161,483
Nedbank Group Ltd.	6,969,099	110,244,891
Sanlam Ltd.	15,628,254	82,340,652
Standard Bank Group Ltd.	5,221,710	94,650,194
Vodacom Group Ltd.	10,730,194	91,750,343
		569,229,281
South Korea | 11.2%
Coway Co. Ltd. (*)	323,331	15,414,700
Hyundai Mobis Co. Ltd.	265,178	68,196,038
KB Financial Group, Inc.	1,384,863	129,561,062
Kia Corp.	1,041,879	100,283,491
KT Corp.	2,081,770	83,754,107
KT&G Corp.	1,003,325	104,943,214
Shinhan Financial Group Co. Ltd.	2,358,340	135,991,763
SK Hynix, Inc.	448,142	243,741,143
		881,885,518
Description	Shares	Fair Value
Taiwan | 13.4%
ASE Technology Holding Co. Ltd.	10,475,000	$114,909,556
Globalwafers Co. Ltd.	5,144,000	69,347,028
MediaTek, Inc.	2,695,000	130,494,824
Novatek Microelectronics Corp.	6,869,000	82,611,128
Quanta Computer, Inc.	13,492,000	119,223,928
Realtek Semiconductor Corp.	2,057,000	31,247,939
Taiwan Semiconductor Manufacturing Co. Ltd.	6,812,913	384,080,948
Wiwynn Corp.	1,197,000	126,277,790
		1,058,193,141
Thailand | 1.3%
Kasikornbank PCL	11,198,854	64,856,917
PTT Exploration & Production PCL	7,739,600	38,017,441
		102,874,358
Turkey | 1.0%
BIM Birlesik Magazalar AS	5,095,005	79,351,447
United Kingdom | 0.7%
Unilever PLC	930,249	52,425,555
United States | 1.1%
SLB Ltd.	1,618,102	83,154,262
Total Common Stocks (Cost $5,950,517,650)		7,579,825,626

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Short-Term Investments | 3.5%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $279,749,942)	279,749,942	$279,749,942
Total Investments | 99.6% (Cost $6,230,267,592)		$7,859,575,568
Cash and Other Assets in Excess of Liabilities | 0.4%		34,015,137
Net Assets | 100.0%		$7,893,590,705

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 0.7% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$251,512,670	$556,648,233	$(528,410,961)	$—	$—	$3,358,246	279,749,942	$279,749,942

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 93.6%
Australia | 2.9%
CSL Ltd.	11,066	$1,087,107
France | 12.9%
Edenred SE	122,765	2,444,314
FDJ UNITED	80,282	2,341,655
		4,785,969
Germany | 2.9%
Carl Zeiss Meditec AG	37,826	1,051,850
Ireland | 2.0%
Kerry Group PLC, Class A	9,213	729,633
Israel | 3.7%
Nice Ltd. ADR (*)	12,553	1,384,094
Italy | 6.5%
Nexi SpA (#)	642,787	2,393,105
Japan | 2.2%
Secom Co. Ltd.	20,865	801,161
Luxembourg | 3.0%
SES SA	157,083	1,120,152
United Kingdom | 14.8%
Autotrader Group PLC (#)	169,983	1,063,296
Bunzl PLC	56,056	1,679,425
Diageo PLC	40,014	743,473
Severn Trent PLC	24,149	991,586
United Utilities Group PLC	56,659	990,534
		5,468,314
Description	Shares	Fair Value
United States | 42.7%
Adobe, Inc. (*)	4,686	$1,139,073
Brightstar Lottery PLC	176,184	2,244,584
Campbell’s Co.	51,958	1,157,104
Cognizant Technology Solutions Corp., Class A	18,080	1,109,208
Dentsply Sirona, Inc.	127,588	1,480,021
Experian PLC	20,253	703,966
Fiserv, Inc. (*)	38,818	2,166,044
H&R Block, Inc.	72,809	2,310,958
Omnicom Group, Inc.	28,917	2,177,739
Paychex, Inc.	8,650	796,838
Visa, Inc., A Shares	1,732	523,480
		15,809,015
Total Common Stocks (Cost $40,990,152)		34,630,400
Preferred Stocks | 2.5%
Germany | 2.5%
Henkel AG & Co. KGaA (Cost $982,746)	12,293	944,504
Short-Term Investments | 3.7%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $1,368,483)	1,368,483	1,368,483
Total Investments | 99.8% (Cost $43,341,381)		$36,943,387
Cash and Other Assets in Excess of Liabilities | 0.2%		57,660
Net Assets | 100.0%		$37,001,047

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 9.3% of net assets of the Portfolio.
(a)	Affiliated investment.

Lazard Equity Franchise Portfolio (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$821,443	$8,984,158	$(8,437,118)	$—	$—	$12,293	1,368,483	$1,368,483

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 94.4%
Australia | 2.8%
Atlas Arteria Ltd.	67,727,750	$200,687,746
Transurban Group	14,575,847	141,657,707
		342,345,453
Canada | 4.4%
Canadian National Railway Co.	5,212,974	536,549,218
France | 9.1%
Eiffage SA	787,359	120,885,816
Vinci SA	6,552,318	981,324,155
		1,102,209,971
Germany | 1.6%
Fraport AG Frankfurt Airport Services Worldwide (*)	2,182,497	189,347,777
Hong Kong | 6.0%
CK Infrastructure Holdings Ltd.	35,485,972	283,227,558
Power Assets Holdings Ltd.	55,850,430	435,148,035
		718,375,593
Italy | 20.7%
Hera SpA	71,275,367	330,423,844
Infrastrutture Wireless Italiane SpA (#)	39,489,423	316,065,050
Italgas SpA	30,714,008	357,745,395
Snam SpA	119,649,595	909,994,192
Terna - Rete Elettrica Nazionale	50,916,622	583,089,438
		2,497,317,919
Luxembourg | 1.2%
SES SA (^)	20,899,917	149,036,403
New Zealand | 0.4%
Auckland International Airport Ltd.	11,540,101	52,933,213
Description	Shares	Fair Value
Portugal | 0.8%
REN - Redes Energeticas Nacionais SGPS SA	21,929,178	$95,204,677
Spain | 2.0%
Cellnex Telecom SA (#)	7,264,378	235,855,965
Switzerland | 1.5%
Flughafen Zurich AG	589,677	183,906,180
United Kingdom | 18.6%
National Grid PLC	58,219,090	981,512,372
Pennon Group PLC (^)	26,171,258	184,469,100
Severn Trent PLC	13,885,708	570,163,475
United Utilities Group PLC	28,998,407	506,961,196
		2,243,106,143
United States | 25.3%
American Tower Corp. REIT	3,156,470	544,743,593
Consolidated Edison, Inc.	4,335,930	490,740,557
Crown Castle, Inc.	6,462,793	525,489,699
CSX Corp.	11,182,061	459,023,604
Exelon Corp.	11,396,586	558,660,646
Ferrovial SE	7,201,802	468,249,626
		3,046,907,725
Total Common Stocks (Cost $8,883,856,148)		11,393,096,237

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio (continued)
Short-Term Investments | 5.7%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $684,409,071)	684,409,071	$684,409,071
Total Investments | 100.1% (Cost $9,568,265,219) (»)		$12,077,505,308
Liabilities in Excess of Cash and Other Assets | (0.1)%		(11,170,178)
Net Assets | 100.0%		$12,066,335,130

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 4.6% of net assets of the Portfolio.
(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Refer to table below all the footnotes of this Portfolio for investments in “affiliated persons”.
(a)	Affiliated investments.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Holding of 5% Voting Securities of Portfolio Companies for the period ended March 31, 2026 were as follows:

Issuer	Values at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Values at March 31, 2026
Pennon Group PLC	$188,298,785	$—	$(2,993,436)	$(1,923,825)	$1,087,576	$3,392,145	26,171,258	$184,469,100
SES SA	136,697,465	—	(1,702,653)	(4,898,028)	18,939,619	—	20,899,917	149,036,403
Total Securities	$324,996,250	$—	$(4,696,089)	$(6,821,853)	$20,027,195	$3,392,145	47,071,175	$333,505,503

Lazard Global Listed Infrastructure Portfolio (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$376,051,336	$575,303,804	$(266,946,069)	$—	$—	$4,899,388	684,409,071	$684,409,071

Forward Currency Contracts open at March 31, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	48,330,082	USD	35,169,677	SCB	06/25/26	$—	$299,930
EUR	369,462,406	USD	430,144,389	CIT	06/25/26	—	1,470,973
GBP	180,459,532	USD	241,741,784	RBC	06/25/26	—	2,950,504
NZD	8,442,353	USD	4,922,804	RBC	06/25/26	—	57,161
USD	40,043,714	AUD	56,495,703	BNP	06/25/26	1,113,435	—
USD	119,207,164	AUD	168,234,120	CIT	06/25/26	3,279,744	—
USD	20,729,663	AUD	29,258,361	HSB	06/25/26	568,198	—
USD	100,486,469	AUD	141,831,900	MSC	06/25/26	2,752,392	—
USD	49,464,891	AUD	69,831,638	SSB	06/25/26	1,345,035	—
USD	101,749,054	CAD	138,902,039	BNP	06/25/26	1,532,404	—
USD	62,583,153	CAD	85,457,915	CIT	06/25/26	925,988	—
USD	62,294,595	CAD	85,070,408	HSB	06/25/26	917,013	—
USD	224,754,929	CAD	306,978,081	MSC	06/25/26	3,272,832	—
USD	112,475,875	CAD	153,603,241	SCB	06/25/26	1,652,432	—
USD	43,089,111	CHF	33,628,905	BNP	06/25/26	644,630	—
USD	49,290,421	CHF	38,455,647	SCB	06/25/26	753,902	—
USD	86,712,034	CHF	67,652,729	SSB	06/25/26	1,324,628	—
USD	615,199,120	EUR	531,687,267	BNP	06/25/26	—	1,697,738
USD	582,323,554	EUR	503,570,209	BNY	06/25/26	—	1,950,133
USD	791,821,733	EUR	684,718,124	CAN	06/25/26	—	2,631,107
USD	959,872,623	EUR	830,231,910	CIT	06/25/26	—	3,414,423
USD	579,774,247	EUR	501,744,455	HSB	06/25/26	—	2,381,085
USD	849,614,874	EUR	734,592,396	RBC	06/25/26	—	2,705,220
USD	605,457,294	EUR	524,057,987	SSB	06/25/26	—	2,587,596
USD	390,568,123	GBP	292,386,274	CAN	06/25/26	3,670,895	—
USD	264,505,802	GBP	197,950,818	CIT	06/25/26	2,569,352	—
USD	519,247,161	GBP	388,831,225	HSB	06/25/26	4,730,112	—
USD	475,579,996	GBP	355,791,161	MSC	06/25/26	4,782,883	—
USD	556,661,801	GBP	416,595,983	RBC	06/25/26	5,405,312	—
USD	197,354,119	GBP	147,764,943	SSB	06/25/26	1,825,629	—
USD	89,654,274	HKD	699,287,435	BNP	06/25/26	88,031	—
USD	155,140,274	HKD	1,210,187,219	HSB	06/25/26	136,883	—
USD	101,638,005	HKD	792,781,015	MSC	06/25/26	96,902	—
USD	188,144,727	HKD	1,467,528,873	SCB	06/25/26	180,463	—
USD	182,569,999	HKD	1,424,100,763	SSB	06/25/26	168,100	—
USD	46,748,611	NZD	79,823,653	HSB	06/25/26	743,265	—
USD	11,590,590	NZD	19,794,567	RBC	06/25/26	182,243	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$44,662,703	$22,145,870

Description	Shares	Fair Value
Lazard Global Small Cap Equity Portfolio
Common Stocks | 98.9%
Australia | 2.0%
ALS Ltd.	9,079	$131,830
AUB Group Ltd.	7,851	132,845
		264,675
Austria | 1.6%
BAWAG Group AG (#)	1,429	218,106
Belgium | 1.2%
Cenergy Holdings SA	7,646	169,070
Canada | 2.0%
Aurinia Pharmaceuticals, Inc. (*)	7,222	107,030
Neo Performance Materials, Inc.	10,293	162,634
		269,664
Cayman Islands | 2.2%
Bullish	8,174	292,057
France | 4.8%
Exosens SAS	2,918	209,354
Gaztransport Et Technigaz SA	949	221,164
Technip Energies NV	5,231	219,863
		650,381
Germany | 3.6%
Alzchem Group AG	684	134,137
Jenoptik AG	6,556	215,839
Vincorion SE	6,991	131,148
		481,124
Greece | 1.3%
National Bank of Greece SA	11,779	182,564
Israel | 1.7%
Meitav Investment House Ltd.	3,380	118,656
Description	Shares	Fair Value
Next Vision Stabilized Systems Ltd.	1,172	$113,491
		232,147
Italy | 3.3%
Lottomatica Group SpA	9,847	284,225
SOL SpA	2,260	154,776
		439,001
Japan | 11.2%
Asics Corp.	6,300	167,525
Ebara Corp.	9,700	273,322
Maruwa Co. Ltd.	800	280,101
Nichias Corp.	15,000	278,004
Organo Corp.	3,000	270,093
Toyo Suisan Kaisha Ltd.	1,800	125,667
Yonex Co. Ltd.	5,800	108,979
		1,503,691
Jersey | 1.1%
Rosebank Industries PLC (*)	34,078	143,482
Mexico | 1.9%
Arca Continental SAB de CV	21,900	252,590
Norway | 1.9%
Norbit ASA	13,064	258,156
Switzerland | 1.0%
Huber & Suhner AG	608	134,671
Taiwan | 1.6%
Gold Circuit Electronics Ltd.	8,000	222,040
United Kingdom | 2.3%
Volution Group PLC	12,429	94,546
Zegona Communications PLC	9,848	215,354
		309,900

Description	Shares	Fair Value
Lazard Global Small Cap Equity Portfolio (concluded)
United States | 54.2%
ABM Industries, Inc.	3,581	$137,940
Advanced Energy Industries, Inc.	571	184,267
Alexandria Real Estate Equities, Inc. REIT	2,593	120,367
Antero Resources Corp. (*)	2,606	110,599
Atlas Energy Solutions, Inc.	12,869	168,841
BankUnited, Inc.	2,964	133,854
Bob’s Discount Furniture, Inc.	6,501	76,387
Cactus, Inc., Class A	3,067	145,284
Coherent Corp. (*)	1,002	238,686
Credo Technology Group Holding Ltd. (*)	2,289	214,868
CubeSmart	4,311	157,998
DigitalOcean Holdings, Inc. (*)	1,904	163,325
Diodes, Inc. (*)	2,644	180,479
Eagle Materials, Inc.	660	125,037
EnerSys	669	116,219
EquipmentShare.com, Inc., Class A	6,952	141,612
Figure Technology Solutions, Inc., Class A	6,981	237,005
First American Financial Corp.	1,944	117,204
First Watch Restaurant Group, Inc. (*)	34,309	359,558
Floor & Decor Holdings, Inc., Class A (*)	4,611	234,239
Gates Industrial Corp. PLC (*)	8,563	193,609
Gentherm, Inc. (*)	2,794	77,617
Guardian Pharmacy Services, Inc., Class A (*)	4,153	156,402
Kura Sushi USA, Inc., Class A (*)	2,267	158,214
Landstar System, Inc.	884	141,714
Legence Corp., Class A	3,839	216,750
Lumentum Holdings, Inc. (*)	299	210,125
MapLight Therapeutics, Inc.	4,880	99,210
Maravai LifeSciences Holdings, Inc., Class A (*)	37,894	107,240
Meritage Homes Corp.	1,759	108,777
Middleby Corp. (*)	991	131,387
Once Upon a Farm PBC	7,548	123,410
Onto Innovation, Inc. (*)	741	151,957
Ramaco Resources, Inc., Class A (*)	8,542	132,059
Rambus, Inc. (*)	1,871	160,962
RH (*)	1,753	245,105
Roku, Inc. (*)	1,990	188,294
StepStone Group, Inc., Class A	3,718	177,423
Stifel Financial Corp.	1,992	147,249
Terns Pharmaceuticals, Inc. (*)	2,330	122,838
Thor Industries, Inc.	2,842	227,047
Toro Co.	1,379	128,854
Description	Shares	Fair Value
Wintrust Financial Corp.	1,397	$194,099
Wyndham Hotels & Resorts, Inc.	1,959	159,130
Zeta Global Holdings Corp., Class A (*)	11,591	184,529
		7,307,770
Total Common Stocks (Cost $12,506,496)		13,331,089
Short-Term Investments | 0.9%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $118,482)	118,482	118,482
Total Investments | 99.8% (Cost $12,624,978)		$13,449,571
Cash and Other Assets in Excess of Liabilities | 0.2%		21,579
Net Assets | 100.0%		$13,471,150

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.6% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$127,097	$2,217,970	$(2,226,585)	$—	$—	$2,176	118,482	$118,482

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 94.0%
Australia | 2.2%
Orica Ltd.	510,534	$7,145,417
Rio Tinto PLC	204,965	19,051,865
		26,197,282
Belgium | 0.9%
KBC Group NV	88,992	10,878,759
Canada | 1.5%
Suncor Energy, Inc.	273,169	18,067,917
China | 2.1%
Contemporary Amperex Technology Co. Ltd., Class A	194,900	11,423,755
Li Ning Co. Ltd.	4,625,500	12,896,519
		24,320,274
France | 13.1%
Air Liquide SA	89,915	18,522,519
Alstom SA (*)	377,589	10,759,068
Bureau Veritas SA	669,978	20,125,748
Cie de Saint-Gobain SA	102,142	8,405,802
Engie SA	998,667	32,197,214
Legrand SA	98,256	15,182,978
Orange SA	1,366,192	27,914,400
Pernod Ricard SA	103,516	7,726,335
Societe Generale SA	179,122	13,078,791
		153,912,855
Germany | 8.0%
Allianz SE	40,267	16,686,157
Deutsche Boerse AG	61,649	17,923,590
Deutsche Telekom AG	452,409	16,682,155
Merck KGaA	144,005	17,883,894
Siemens Healthineers AG (#)	283,556	11,895,275
Symrise AG	155,486	13,164,757
		94,235,828
Description	Shares	Fair Value
Greece | 1.7%
National Bank of Greece SA	1,306,845	$20,254,943
Hong Kong | 3.6%
AIA Group Ltd.	2,448,800	27,509,450
Techtronic Industries Co. Ltd.	1,090,000	14,508,601
		42,018,051
Israel | 1.4%
Bank Hapoalim BM	694,366	16,252,601
Italy | 3.3%
Banca Monte dei Paschi di Siena SpA	1,168,783	10,183,808
Lottomatica Group SpA	437,312	12,622,648
UniCredit SpA	217,416	15,666,443
		38,472,899
Japan | 18.5%
Ebara Corp.	491,800	13,857,698
Japan Exchange Group, Inc.	1,346,800	15,637,512
Japan Post Bank Co. Ltd.	1,073,900	17,667,959
MatsukiyoCocokara & Co.	532,400	8,507,983
Mitsui Fudosan Co. Ltd.	1,013,100	10,723,218
Mizuho Financial Group, Inc.	264,400	10,553,486
Nippon Sanso Holdings Corp.	297,500	10,621,686
Nitori Holdings Co. Ltd.	628,800	9,986,905
Otsuka Holdings Co. Ltd.	259,000	18,281,925
Recruit Holdings Co. Ltd.	278,300	12,039,513
Resona Holdings, Inc.	1,626,800	18,101,350
Resonac Holdings Corp.	152,500	9,963,960
Shimadzu Corp.	714,200	16,942,957
Shin-Etsu Chemical Co. Ltd.	539,500	21,950,950
Suzuki Motor Corp.	774,300	9,276,866
Toyo Suisan Kaisha Ltd.	206,500	14,416,829
		218,530,797
Mexico | 0.9%
Arca Continental SAB de CV	964,012	11,118,706

Description	Shares	Fair Value
Lazard International Equity Portfolio (continued)
Netherlands | 4.3%
ASML Holding NV	19,028	$25,186,167
IMCD NV	152,535	15,919,922
Universal Music Group NV	482,987	9,365,203
		50,471,292
South Africa | 1.1%
Anglo American PLC	302,339	12,844,792
South Korea | 2.0%
Kia Corp.	92,963	8,947,924
Samsung Electronics Co. Ltd.	129,611	14,559,209
		23,507,133
Spain | 2.5%
Banco Santander SA	1,722,762	19,493,604
Bankinter SA	613,549	9,658,841
		29,152,445
Sweden | 0.8%
Sandvik AB	242,420	9,264,147
Switzerland | 2.5%
ABB Ltd.	240,998	19,601,014
Cie Financiere Richemont SA, Class A	56,834	10,127,413
		29,728,427
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	42,451	14,346,315
United Kingdom | 15.4%
3i Group PLC	335,650	10,998,245
AstraZeneca PLC	144,440	28,211,745
Compass Group PLC	581,497	16,156,159
Croda International PLC	301,864	11,279,672
Howden Joinery Group PLC	1,404,252	14,917,585
IMI PLC	499,921	17,043,508
Marks & Spencer Group PLC	2,549,611	11,450,874
RELX PLC	768,603	25,340,234
Description	Shares	Fair Value
RS Group PLC	1,067,061	$7,967,956
SSE PLC	311,648	10,759,350
Unilever PLC	484,495	27,164,053
		181,289,381
United States | 7.0%
Amcor PLC CDI	258,475	10,083,021
Aon PLC, Class A	51,895	16,750,668
Chubb Ltd.	32,696	10,656,607
CRH PLC	100,401	10,554,153
Globant SA (*)	93,045	4,290,305
Medtronic PLC	160,918	13,943,545
Shell PLC	354,634	16,560,282
		82,838,581
Total Common Stocks (Cost $887,736,073)		1,107,703,425
Preferred Stocks | 1.4%
Brazil | 1.4%
Itau Unibanco Holding SA (Cost $8,213,113)	1,845,331	15,489,830
Short-Term Investments | 5.4%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $64,139,363)	64,139,363	64,139,363
Total Investments | 100.8% (Cost $960,088,549)		$1,187,332,618
Liabilities in Excess of Cash and Other Assets | (0.8)%		(8,851,125)
Net Assets | 100.0%		$1,178,481,493

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.0% of net assets of the Portfolio.
(a)	Affiliated investment.

Lazard International Equity Portfolio (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$24,331,939	$155,806,564	$(115,999,140)	$—	$—	$364,995	64,139,363	$64,139,363

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 94.3%
Austria | 0.8%
BAWAG Group AG (#)	2,762	$421,559
Belgium | 0.9%
KBC Group NV	4,072	497,779
Canada | 2.7%
Suncor Energy, Inc.	11,776	778,887
Toromont Industries Ltd.	4,593	643,040
		1,421,927
China | 5.8%
Alibaba Group Holding Ltd.	27,000	425,048
Contemporary Amperex Technology Co. Ltd., Class A	11,800	691,638
Li Ning Co. Ltd.	203,000	565,991
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,565	276,597
Tencent Holdings Ltd.	17,700	1,117,435
		3,076,709
Denmark | 2.0%
DSV AS	2,789	666,304
Novonesis Novozymes B, Class B	6,597	390,343
		1,056,647
France | 6.9%
Air Liquide SA	3,810	784,861
Bureau Veritas SA	29,694	891,991
Engie SA	30,585	986,066
Pernod Ricard SA	4,553	339,832
Sartorius Stedim Biotech	3,493	683,876
		3,686,626
Germany | 4.6%
adidas AG	2,489	392,232
Allianz SE	1,231	510,111
Deutsche Boerse AG	2,350	683,230
Merck KGaA	2,970	368,843
Description	Shares	Fair Value
MTU Aero Engines AG	1,421	$508,723
		2,463,139
Greece | 1.7%
Piraeus Bank SA	111,889	922,177
Hong Kong | 3.0%
AIA Group Ltd.	83,200	934,656
Techtronic Industries Co. Ltd.	51,000	678,843
		1,613,499
India | 2.6%
Bharti Airtel Ltd.	37,290	708,991
ICICI Bank Ltd. ADR	25,893	670,629
		1,379,620
Israel | 1.1%
Bank Hapoalim BM	25,501	596,886
Italy | 1.0%
Lottomatica Group SpA	17,721	511,502
Japan | 13.2%
Ebara Corp.	11,400	321,224
Hoya Corp.	5,600	965,977
Japan Post Bank Co. Ltd.	42,100	692,635
Keyence Corp.	2,300	814,557
Mitsubishi Electric Corp.	18,400	600,898
Mitsui Fudosan Co. Ltd.	47,400	501,708
Nitori Holdings Co. Ltd.	21,600	343,062
Recruit Holdings Co. Ltd.	16,800	726,783
Resona Holdings, Inc.	78,500	873,467
Shin-Etsu Chemical Co. Ltd.	21,100	858,508
Suzuki Motor Corp.	24,900	298,326
		6,997,145
Mexico | 2.7%
Fomento Economico Mexicano SAB de CV ADR	4,473	496,771
Grupo Financiero Banorte SAB de CV, Class O	84,900	941,607
		1,438,378

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Netherlands | 6.3%
ASML Holding NV	1,511	$2,000,016
IMCD NV	8,454	882,335
Universal Music Group NV	22,583	437,888
		3,320,239
South Africa | 1.9%
Anglo American PLC	24,240	1,029,830
South Korea | 3.3%
KB Financial Group, Inc.	5,856	547,859
Samsung Electronics Co. Ltd.	10,639	1,195,079
		1,742,938
Spain | 3.8%
Banco Santander SA	100,059	1,132,200
Bankinter SA	28,101	442,382
Industria de Diseno Textil SA	7,341	422,078
		1,996,660
Switzerland | 3.2%
ABB Ltd.	11,612	944,435
Cie Financiere Richemont SA, Class A	4,230	753,756
		1,698,191
Taiwan | 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	59,000	3,326,151
United Kingdom | 13.1%
3i Group PLC	14,015	459,230
AstraZeneca PLC	2,994	584,782
Compass Group PLC	33,255	923,948
Diploma PLC	8,616	687,498
Halma PLC	6,267	318,392
IMI PLC	12,438	424,041
London Stock Exchange Group PLC	4,599	543,537
Marks & Spencer Group PLC	86,246	387,350
RELX PLC	31,997	1,054,916
SSE PLC	18,262	630,478
Description	Shares	Fair Value
Unilever PLC	17,191	$963,843
		6,978,015
United States | 7.4%
Aon PLC, Class A	2,800	903,784
CRH PLC	3,444	362,033
Experian PLC	18,818	654,087
Globant SA (*)	4,069	187,622
InterContinental Hotels Group PLC	3,877	510,608
Medtronic PLC	4,260	369,129
Shell PLC	20,418	953,456
		3,940,719
Total Common Stocks (Cost $38,968,046)		50,116,336
Preferred Stocks | 2.0%
Brazil | 2.0%
Itau Unibanco Holding SA (Cost $570,133)	128,192	1,076,052
Total Investments | 96.3% (Cost $39,538,179)		$51,192,388
Cash and Other Assets in Excess of Liabilities | 3.7%		1,954,488
Net Assets | 100.0%		$53,146,876

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 0.8% of net assets of the Portfolio.
(*)	Non-income producing security.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$747,099	$6,818,841	$(7,565,940)	$—	$—	$9,286	—	$—

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 95.8%
Australia | 1.8%
Computershare Ltd.	451,308	$8,912,798
Brazil | 1.9%
TOTVS SA	1,421,908	9,591,294
Canada | 4.1%
Dollarama, Inc.	59,111	7,254,706
Toromont Industries Ltd.	93,345	13,068,702
		20,323,408
China | 3.4%
Tencent Holdings Ltd.	270,300	17,064,553
Denmark | 4.6%
Coloplast AS, Class B	97,069	6,618,470
Novo Nordisk AS, Class B	434,077	15,995,381
		22,613,851
France | 5.1%
EssilorLuxottica SA	43,691	10,168,437
LVMH Moet Hennessy Louis Vuitton SE	19,861	11,040,038
Pernod Ricard SA	55,499	4,142,392
		25,350,867
Germany | 6.1%
Rational AG	14,257	10,319,887
SAP SE	71,806	12,151,949
Scout24 SE (#)	99,500	7,623,836
		30,095,672
Hong Kong | 4.6%
AIA Group Ltd.	1,071,400	12,035,946
Hong Kong Exchanges & Clearing Ltd.	210,200	10,654,052
		22,689,998
Description	Shares	Fair Value
India | 2.2%
HDFC Bank Ltd. ADR	434,999	$10,822,775
Israel | 2.1%
Check Point Software Technologies Ltd. (*)	73,708	10,529,188
Japan | 9.3%
Hoya Corp.	54,900	9,470,028
Keyence Corp.	26,900	9,526,776
M3, Inc.	865,500	8,835,898
Recruit Holdings Co. Ltd.	215,100	9,305,423
SMS Co. Ltd.	350,600	3,683,693
Toei Animation Co. Ltd.	306,400	5,028,191
		45,850,009
Netherlands | 8.6%
Argenx SE (*)	11,593	8,318,578
ASML Holding NV	11,225	14,857,827
IMCD NV	54,133	5,649,806
Universal Music Group NV	362,290	7,024,867
Wolters Kluwer NV	87,506	6,546,339
		42,397,417
Norway | 1.9%
Gjensidige Forsikring ASA	356,443	9,304,880
South Africa | 2.1%
Clicks Group Ltd.	595,952	10,204,076
Sweden | 5.0%
Assa Abloy AB, Class B	420,385	15,075,168
Hexagon AB, B Shares	1,000,384	9,733,600
		24,808,768
Switzerland | 4.2%
Galderma Group AG	40,375	7,827,110
Partners Group Holding AG	11,994	12,885,921
		20,713,031

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio (concluded)
Taiwan | 6.0%
Lotes Co. Ltd.	170,000	$11,264,616
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	54,842	18,533,854
		29,798,470
United Kingdom | 13.6%
Diageo PLC	348,301	6,471,540
Diploma PLC	114,605	9,144,693
Halma PLC	232,885	11,831,601
London Stock Exchange Group PLC	125,277	14,805,978
RELX PLC	386,518	12,822,125
Unilever PLC	222,647	12,547,600
		67,623,537
United States | 9.2%
Accenture PLC, Class A	49,850	9,884,757
Aon PLC, Class A	42,866	13,836,287
Experian PLC	326,604	11,352,294
InterContinental Hotels Group PLC	79,715	10,498,618
		45,571,956
Total Common Stocks (Cost $509,019,388)		474,266,548
Preferred Stocks | 1.2%
Germany | 1.2%
Sartorius AG (Cost $8,064,432)	25,674	6,265,168
Description	Shares	Fair Value
Short-Term Investments | 2.9%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $14,242,892)	14,242,892	$14,242,892
Total Investments | 99.9% (Cost $531,326,712)		$494,774,608
Cash and Other Assets in Excess of Liabilities | 0.1%		291,448
Net Assets | 100.0%		$495,066,056

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.5% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$12,839,270	$27,482,336	$(26,078,714)	$—	$—	$103,270	14,242,892	$14,242,892

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 95.2%
Canada | 3.2%
Bird Construction, Inc.	682,027	$19,532,712
Element Fleet Management Corp.	1,118,094	24,249,081
		43,781,793
France | 4.8%
Engie SA	854,999	27,565,330
Societe Generale SA	544,224	39,737,118
		67,302,448
Germany | 6.5%
Daimler Truck Holding AG	361,645	17,240,104
Deutsche Boerse AG	88,157	25,630,422
Deutsche Telekom AG	779,568	28,745,834
MTU Aero Engines AG	51,059	18,279,307
		89,895,667
Greece | 2.9%
Piraeus Bank SA	4,851,580	39,986,203
Hong Kong | 2.5%
AIA Group Ltd.	2,526,200	28,378,949
Techtronic Industries Co. Ltd.	497,000	6,615,390
		34,994,339
India | 2.5%
Bharti Airtel Ltd.	1,002,594	19,062,225
ICICI Prudential Asset Management Co. Ltd.	517,373	15,484,202
		34,546,427
Israel | 6.5%
Bank Leumi Le-Israel BM	1,848,468	41,193,584
Meitav Investment House Ltd.	474,872	16,670,563
Phoenix Financial Ltd.	603,568	32,061,150
		89,925,297
Italy | 4.1%
Banca Monte dei Paschi di Siena SpA	1,965,399	17,124,860
Description	Shares	Fair Value
Davide Campari-Milano NV	1,298,695	$9,249,554
Lottomatica Group SpA	1,061,931	30,651,758
		57,026,172
Japan | 19.7%
Hoya Corp.	110,000	18,974,555
Japan Exchange Group, Inc.	1,779,900	20,666,178
Japan Post Bank Co. Ltd.	1,602,000	26,356,336
Keyence Corp.	70,600	25,003,361
Kobe Bussan Co. Ltd.	558,600	12,141,249
Nippon Sanso Holdings Corp.	562,900	20,097,301
Organo Corp.	198,400	17,862,176
Otsuka Holdings Co. Ltd.	203,500	14,364,370
Pan Pacific International Holdings Corp.	3,206,200	19,667,546
Resona Holdings, Inc.	3,180,600	35,390,431
Resonac Holdings Corp.	352,000	22,998,780
Sugi Holdings Co. Ltd.	612,300	13,489,509
Tokyo Electron Ltd.	109,100	26,680,635
		273,692,427
Luxembourg | 1.3%
ArcelorMittal SA	339,219	17,673,832
Mexico | 1.6%
Arca Continental SAB de CV	1,967,100	22,688,105
Netherlands | 6.4%
Argenx SE (*)	38,292	27,476,494
ASML Holding NV	43,168	57,138,768
IMCD NV	35,216	3,675,458
		88,290,720
South Africa | 2.8%
Anglo American PLC	655,971	27,868,754
Clicks Group Ltd.	646,221	11,064,798
		38,933,552
Spain | 2.6%
Banco Santander SA	3,147,620	35,616,329

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Switzerland | 5.4%
ABB Ltd.	374,705	$30,475,762
Cie Financiere Richemont SA, Class A	160,078	28,524,758
Inficon Holding AG	127,986	16,086,278
		75,086,798
Taiwan | 2.9%
Lotes Co. Ltd.	275,000	18,222,174
Taiwan Semiconductor Manufacturing Co. Ltd.	391,000	22,042,796
		40,264,970
United Kingdom | 12.5%
Coca-Cola Europacific Partners PLC	208,590	19,146,607
Compass Group PLC	880,643	24,467,552
Informa PLC	2,186,710	21,799,593
National Grid PLC	1,795,867	30,276,421
RELX PLC	582,630	19,208,851
SSE PLC	655,963	22,646,496
Unilever PLC	448,292	25,134,269
Weir Group PLC	280,728	10,502,570
		173,182,359
United States | 7.0%
CRH PLC	220,585	23,187,895
Experian PLC	436,065	15,157,004
James Hardie Industries PLC CDI (*)	354,253	6,542,916
Schneider Electric SE	100,203	27,522,766
Shell PLC	513,967	24,026,606
		96,437,187
Total Common Stocks (Cost $1,023,839,279)		1,319,324,625
Description	Shares	Fair Value
Preferred Stocks | 1.3%
Germany | 1.3%
Sartorius AG (Cost $19,604,570)	77,130	$18,821,860
Short-Term Investments | 2.0%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $27,368,895)	27,368,895	27,368,895
Total Investments | 98.5% (Cost $1,070,812,744)		$1,365,515,380
Cash and Other Assets in Excess of Liabilities | 1.5%		20,765,009
Net Assets | 100.0%		$1,386,280,389

(*)	Non-income producing security.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$76,926,151	$194,541,340	$(244,098,596)	$—	$—	$240,975	27,368,895	$27,368,895

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 99.1%
Aerospace & Defense | 4.0%
Boeing Co. (*)	6,425	$1,278,768
Broadline Retail | 8.9%
Amazon.com, Inc. (*)	13,513	2,814,353
Capital Markets | 7.5%
Charles Schwab Corp.	9,844	925,139
Intercontinental Exchange, Inc.	9,237	1,452,795
		2,377,934
Electronic Equipment, Instruments & Components | 3.3%
Coherent Corp. (*)	4,338	1,033,355
Entertainment | 6.5%
Take-Two Interactive Software, Inc. (*)	10,344	2,042,940
Hotels, Restaurants & Leisure | 5.9%
First Watch Restaurant Group, Inc. (*)	177,553	1,860,755
Insurance | 3.1%
First American Financial Corp.	16,237	978,929
Interactive Media & Services | 4.6%
Alphabet, Inc., Class A	5,055	1,453,616
IT Services | 3.5%
DigitalOcean Holdings, Inc. (*)	12,821	1,099,785
Pharmaceuticals | 4.6%
Eli Lilly & Co.	1,599	1,470,712
Semiconductors & Semiconductor Equipment | 24.0%
Advanced Micro Devices, Inc. (*)	11,931	2,427,123
Description	Shares	Fair Value
Intel Corp. (*)	23,483	$1,036,305
Marvell Technology, Inc.	26,135	2,588,672
NVIDIA Corp.	8,835	1,540,824
		7,592,924
Software | 10.3%
Microsoft Corp.	4,983	1,844,557
Zeta Global Holdings Corp., Class A (*)	89,473	1,424,410
		3,268,967
Specialty Retail | 8.6%
Floor & Decor Holdings, Inc., Class A (*)	26,438	1,343,050
RH (*)	9,944	1,390,370
		2,733,420
Textiles, Apparel & Luxury Goods | 4.3%
NIKE, Inc., Class B	25,475	1,345,590
Total Common Stocks (Cost $29,607,514)		31,352,048
Short-Term Investments | 0.7%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $232,951)	232,951	232,951
Total Investments | 99.8% (Cost $29,840,465)		$31,584,999
Cash and Other Assets in Excess of Liabilites | 0.2%		66,263
Net Assets | 100.0%		$31,651,262

(*)	Non-income producing security.
(a)	Affiliated investment.

Lazard US Equity Concentrated Portfolio (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$14,466	$4,008,614	$(3,790,129)	$—	$—	$2,455	232,951	$232,951

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 96.0%
Banks | 2.8%
Bank of America Corp.	41,123	$2,004,746
Broadline Retail | 6.1%
Amazon.com, Inc. (*)	20,881	4,348,886
Capital Markets | 8.2%
Blackstone, Inc.	13,641	1,568,579
Intercontinental Exchange, Inc.	18,856	2,965,672
Moody’s Corp.	2,993	1,305,696
		5,839,947
Chemicals | 3.1%
Linde PLC	4,413	2,187,789
Commercial Services & Supplies | 5.7%
RB Global, Inc.	15,529	1,488,455
Waste Management, Inc.	11,133	2,558,252
		4,046,707
Electrical Equipment | 3.0%
AMETEK, Inc.	9,829	2,106,944
Financial Services | 3.2%
Visa, Inc., A Shares	7,623	2,303,975
Ground Transportation | 2.5%
Old Dominion Freight Line, Inc.	9,127	1,783,416
Health Care Equipment & Supplies | 2.3%
Medtronic PLC	18,957	1,642,624
Hotels, Restaurants & Leisure | 3.3%
McDonald’s Corp.	7,522	2,337,762
Description	Shares	Fair Value
Household Products | 2.6%
Procter & Gamble Co.	12,638	$1,825,433
Insurance | 3.0%
Marsh & McLennan Cos., Inc.	12,264	2,127,191
Interactive Media & Services | 6.2%
Alphabet, Inc., Class A	15,346	4,412,896
Life Sciences Tools & Services | 3.3%
Danaher Corp.	12,537	2,377,015
Oil, Gas & Consumable Fuels | 3.1%
ConocoPhillips	16,650	2,197,800
Pharmaceuticals | 5.2%
Eli Lilly & Co.	1,906	1,753,082
Merck & Co., Inc.	16,148	1,942,443
		3,695,525
Professional Services | 3.8%
Equifax, Inc.	8,141	1,465,950
Jacobs Solutions, Inc.	9,887	1,258,417
		2,724,367
Real Estate Management & Development | 2.2%
CBRE Group, Inc., Class A (*)	11,635	1,576,077
Semiconductors & Semiconductor Equipment | 10.2%
Analog Devices, Inc.	7,422	2,361,235
Broadcom, Inc.	7,623	2,359,395
KLA Corp.	1,028	1,513,637
QUALCOMM, Inc.	7,723	994,568
		7,228,835
Software | 8.7%
Microsoft Corp.	12,491	4,623,793

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio (concluded)
Palo Alto Networks, Inc. (*)	10,005	$1,604,002
		6,227,795
Technology Hardware, Storage & Peripherals | 7.5%
Apple, Inc.	20,963	5,320,200
Total Common Stocks (Cost $44,412,811)		68,315,930
Short-Term Investments | 4.0%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $2,810,811)	2,810,811	2,810,811
Total Investments | 100.0% (Cost $47,223,622)		$71,126,741
Cash and Other Assets in Excess of Liabilites | 0.0%		26,454
Net Assets | 100.0%		$71,153,195

(*)	Non-income producing security.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$2,244,274	$8,891,686	$(8,325,149)	$—	$—	$27,067	2,810,811	$2,810,811

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio
Common Stocks | 99.2%
Aerospace & Defense | 1.0%
StandardAero, Inc. (*)	12,052	$311,303
Automobile Components | 1.0%
Gentherm, Inc. (*)	12,174	338,194
Automobiles | 0.8%
Thor Industries, Inc.	3,436	274,502
Banks | 9.9%
Atlantic Union Bankshares Corp.	13,168	470,624
BankUnited, Inc.	10,293	464,832
Community Financial System, Inc.	4,092	239,996
Home BancShares, Inc.	20,920	563,376
Texas Capital Bancshares, Inc. (*)	7,787	738,830
Wintrust Financial Corp.	5,234	727,212
		3,204,870
Biotechnology | 8.1%
Arcutis Biotherapeutics, Inc. (*)	20,107	473,721
Aurinia Pharmaceuticals, Inc. (*)	15,222	225,590
Caris Life Sciences, Inc.	12,557	224,519
Disc Medicine, Inc. (*)	4,147	265,159
MapLight Therapeutics, Inc.	13,294	270,267
Rhythm Pharmaceuticals, Inc. (*)	3,815	331,791
Soleno Therapeutics, Inc. (*)	6,049	202,520
Vaxcyte, Inc. (*)	4,920	285,901
Xenon Pharmaceuticals, Inc. (*)	6,298	366,229
		2,645,697
Building Products | 0.9%
Janus International Group, Inc. (*)	55,495	285,799
Capital Markets | 4.4%
Bullish	9,145	326,751
StepStone Group, Inc., Class A	11,499	548,732
Stifel Financial Corp.	7,698	569,036
		1,444,519
Description	Shares	Fair Value
Commercial Services & Supplies | 3.4%
ABM Industries, Inc.	13,235	$509,812
Casella Waste Systems, Inc., Class A (*)	7,656	607,427
		1,117,239
Communications Equipment | 1.7%
Lumentum Holdings, Inc. (*)	796	559,397
Construction & Engineering | 1.7%
Legence Corp., Class A	9,942	561,325
Construction Materials | 1.0%
Eagle Materials, Inc.	1,746	330,780
Consumer Finance | 1.0%
Figure Technology Solutions, Inc., Class A	9,977	338,719
Consumer Staples Distribution & Retail | 2.1%
BJ’s Wholesale Club Holdings, Inc. (*)	3,495	343,978
Chefs’ Warehouse, Inc. (*)	5,411	321,684
		665,662
Containers & Packaging | 2.4%
Graphic Packaging Holding Co.	21,983	218,511
TriMas Corp.	15,388	553,045
		771,556
Electrical Equipment | 3.8%
EnerSys	1,446	251,199
Forgent Power Solutions, Inc.	11,867	347,347
Regal Rexnord Corp.	3,426	641,553
		1,240,099
Electronic Equipment, Instruments & Components | 6.1%
Advanced Energy Industries, Inc.	2,697	870,349
Coherent Corp. (*)	2,190	521,680
Mirion Technologies, Inc. (*)	31,243	580,807
		1,972,836

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (continued)
Energy Equipment & Services | 4.9%
Atlas Energy Solutions, Inc.	44,660	$585,939
Cactus, Inc., Class A	11,724	555,366
Kodiak Gas Services, Inc.	7,889	460,087
		1,601,392
Entertainment | 1.9%
Roku, Inc. (*)	6,589	623,451
Food Products | 1.1%
Once Upon a Farm PBC	21,222	346,980
Ground Transportation | 2.0%
Landstar System, Inc.	3,952	633,545
Health Care Equipment & Supplies | 2.8%
Enovis Corp. (*)	21,700	493,675
TransMedics Group, Inc. (*)	4,139	411,458
		905,133
Health Care Providers & Services | 1.6%
Guardian Pharmacy Services, Inc., Class A (*)	13,937	524,868
Health Care REITs | 1.3%
Alexandria Real Estate Equities, Inc.	9,024	418,894
Hotels, Restaurants & Leisure | 5.2%
First Watch Restaurant Group, Inc. (*)	59,336	621,841
Planet Fitness, Inc., Class A (*)	7,549	561,495
Wyndham Hotels & Resorts, Inc.	6,049	491,360
		1,674,696
Insurance | 2.1%
First American Financial Corp.	11,235	677,358
IT Services | 1.8%
DigitalOcean Holdings, Inc. (*)	6,836	586,392
Description	Shares	Fair Value
Leisure Products | 1.0%
Brunswick Corp.	4,491	$326,765
Life Sciences Tools & Services | 0.7%
Maravai LifeSciences Holdings, Inc., Class A (*)	78,249	221,445
Machinery | 5.8%
Gates Industrial Corp. PLC (*)	25,399	574,271
Middleby Corp. (*)	4,706	623,922
Toro Co.	7,334	685,289
		1,883,482
Media | 1.8%
NIQ Global Intelligence PLC	51,814	589,125
Oil, Gas & Consumable Fuels | 1.3%
Antero Resources Corp. (*)	9,927	421,302
Pharmaceuticals | 0.7%
Axsome Therapeutics, Inc. (*)	1,380	233,248
Semiconductors & Semiconductor Equipment | 5.0%
Credo Technology Group Holding Ltd. (*)	3,699	347,225
Diodes, Inc. (*)	6,744	460,346
Onto Innovation, Inc. (*)	1,763	361,538
Rambus, Inc. (*)	5,461	469,810
		1,638,919
Software | 3.3%
ServiceTitan, Inc., Class A (*)	7,949	504,443
Zeta Global Holdings Corp., Class A (*)	34,564	550,259
		1,054,702
Specialized REITs | 1.5%
CubeSmart	13,221	484,550
Specialty Retail | 3.0%
Bob’s Discount Furniture, Inc.	33,069	388,561

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (concluded)
Floor & Decor Holdings, Inc., Class A (*)	11,368	$577,494
		966,055
Trading Companies & Distributors | 1.1%
EquipmentShare.com, Inc., Class A	16,979	345,862
Total Common Stocks (Cost $28,914,215)		32,220,661
Short-Term Investments | 1.2%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $391,383)	391,383	391,383
Total Investments | 100.4% (Cost $29,305,598)		$32,612,044
Liabilities in Excess of Cash and Other Assets | (0.4)%		(119,248)
Net Assets | 100.0%		$32,492,796

(*)	Non-income producing security.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$186,322	$3,736,812	$(3,531,751)	$—	$—	$3,479	391,383	$391,383

Description	Shares	Fair Value
Lazard US Convertibles Portfolio
Common Stocks | 0.1%
Specialty Retail | 0.1%
Wayfair, Inc., Class A (Cost $13,347) (*)	171	$12,861

Description	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 81.9%
Aerospace & Defense | 0.4%
AeroVironment, Inc., Zero Coupon, 07/15/30	$73	$71,613
Automobiles | 1.6%
Rivian Automotive, Inc., 4.625%, 03/15/29	240	257,550
Biotechnology | 4.6%
Alnylam Pharmaceuticals, Inc., Zero Coupon, 09/15/28 (#)	164	152,317
Bridgebio Pharma, Inc., 2.500%, 03/15/27	125	225,219
Cytokinetics, Inc., 3.500%, 07/01/27	27	39,535
Halozyme Therapeutics, Inc.,
Zero Coupon, 02/15/31 (#)	104	101,608
0.875%, 11/15/32 (#)	103	101,867
Ionis Pharmaceuticals, Inc., Zero Coupon, 12/01/30 (#)	121	126,369
		746,915
Capital Markets | 2.4%
Cipher Digital, Inc., Zero Coupon, 10/01/31 (#)	93	103,898
Cleanspark, Inc., Zero Coupon, 06/15/30	44	42,592
Core Scientific, Inc., Zero Coupon, 06/15/31 (#)	97	106,336
Description	Principal Amount (000)	Fair Value
Terawulf, Inc., 1.000%, 09/01/31 (#)	$102	$141,678
		394,504
Commercial Services & Supplies | 0.5%
Affirm Holdings, Inc., 0.750%, 12/15/29	52	48,791
Stride, Inc., 1.125%, 09/01/27	18	31,005
		79,796
Construction & Engineering | 0.7%
Fluor Corp., 1.125%, 08/15/29	48	59,292
Granite Construction, Inc., 3.250%, 06/15/30	35	57,706
		116,998
Diversified REITs | 2.6%
Digital Realty Trust LP, 1.875%, 11/15/29 (#)	100	106,113
Welltower OP LLC, 2.750%, 05/15/28 (#)	158	328,087
		434,200
Diversified Telecommunication Services | 2.0%
Applied Digital Corp., 2.750%, 06/01/30	20	53,140
AST SpaceMobile, Inc., 2.375%, 10/15/32 (#)	136	200,770
InterDigital, Inc., 3.500%, 06/01/27	21	82,005
		335,915
Electric Utilities | 12.2%
Alliant Energy Corp., 3.250%, 05/30/28 (#)	87	92,283
CMS Energy Corp., 3.375%, 05/01/28	183	207,019
Duke Energy Corp., 3.000%, 03/15/29 (#)	98	98,661
Evergy, Inc., 4.500%, 12/15/27	62	83,716

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	$346	$480,508
PG&E Corp., 4.250%, 12/01/27	351	363,715
PPL Capital Funding, Inc., 3.000%, 12/01/30 (#)	220	230,120
Southern Co., 4.500%, 06/15/27	146	162,358
WEC Energy Group, Inc., 4.375%, 06/01/29	223	276,130
		1,994,510
Electronic Equipment, Instruments & Components | 2.1%
Advanced Energy Industries, Inc., 2.500%, 09/15/28	36	86,627
Itron, Inc., 1.375%, 07/15/30	175	176,312
OSI Systems, Inc., 0.500%, 02/01/31 (#)	79	80,817
		343,756
Entertainment | 3.9%
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	77,452
Live Nation Entertainment, Inc., 2.875%, 01/15/30	519	560,520
		637,972
Financial Services | 2.1%
Coinbase Global, Inc., 0.250%, 04/01/30	230	213,958
SoFi Technologies, Inc., 1.250%, 03/15/29 (#)	43	78,309
Upstart Holdings, Inc., 2.000%, 10/01/29	60	58,776
		351,043
Health Care Equipment & Supplies | 2.5%
Guardant Health, Inc., 1.250%, 02/15/31	72	121,164
Integer Holdings Corp., 1.875%, 03/15/30	84	80,514
IRhythm Holdings, Inc., 1.500%, 09/01/29	96	105,216
Description	Principal Amount (000)	Fair Value
Lantheus Holdings, Inc., 2.625%, 12/15/27	$43	$51,718
Merit Medical Systems, Inc., 3.000%, 02/01/29 (#)	44	47,146
		405,758
Interactive Media & Services | 4.2%
DoorDash, Inc., Zero Coupon, 05/15/30 (#)	338	308,594
Hims & Hers Health, Inc., Zero Coupon, 05/15/30 (#)	70	52,550
Uber Technologies, Inc.,
Zero Coupon, 05/15/28 (#)	80	78,300
Series 20280.875%, 12/01/28	153	184,250
Wayfair, Inc., 3.500%, 11/15/28	33	57,701
		681,395
IT Services | 14.3%
Lumentum Holdings, Inc.,
0.375%, 03/15/32 (#)	118	454,834
0.500%, 06/15/28	108	578,801
Parsons Corp., 2.625%, 03/01/29	114	112,461
Rubrik, Inc., Zero Coupon, 06/15/30 (#)	150	129,638
Seagate HDD Cayman, 3.500%, 06/01/28	35	166,283
Western Digital Corp., 3.000%, 11/15/28	93	666,061
Zscaler, Inc., Zero Coupon, 07/15/28 (#)	258	235,011
		2,343,089
Leisure Products | 0.7%
NCL Corp. Ltd., 0.875%, 04/15/30 (#)	72	74,900
Peloton Interactive, Inc., 5.500%, 12/01/29	27	36,180
		111,080

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
Machinery | 1.2%
Bloom Energy Corp., Zero Coupon, 11/15/30 (#)	$192	$204,922
Metals & Mining | 1.8%
Centrus Energy Corp., Zero Coupon, 08/15/32 (#)	103	109,463
MP Materials Corp., 3.000%, 03/01/30 (#)	79	188,415
		297,878
Oil, Gas & Consumable Fuels | 2.1%
Crescent Energy Co., 2.750%, 03/15/31 (#)	90	103,545
Northern Oil & Gas, Inc., 3.625%, 04/15/29	90	99,031
Solaris Energy Infrastructure, Inc., 0.250%, 10/01/31	118	147,942
		350,518
Passenger Airlines | 0.1%
JetBlue Airways Corp., 2.500%, 09/01/29	25	24,144
Pharmaceuticals | 2.6%
Jazz Investments I Ltd., 2.000%, 06/15/26	200	243,100
Zoetis, Inc., 0.250%, 06/15/29 (#)	176	175,120
		418,220
Semiconductors & Semiconductor Equipment | 2.4%
Microchip Technology, Inc., 0.750%, 06/01/30	136	134,735
MKS, Inc., 1.250%, 06/01/30	62	102,579
ON Semiconductor Corp., 0.500%, 03/01/29	151	147,980
		385,294
Description	Principal Amount (000)	Fair Value
Software | 13.8%
Akamai Technologies, Inc., 0.375%, 09/01/27	$358	$415,638
Cloudflare, Inc., Zero Coupon, 08/15/26	207	242,720
CoreWeave, Inc., 1.750%, 12/01/31 (#)	150	150,728
Datadog, Inc., Zero Coupon, 12/01/29	236	228,979
DigitalOcean Holdings, Inc., Zero Coupon, 08/15/30 (#)	36	82,512
Dropbox, Inc., Zero Coupon, 03/01/28	127	120,713
Guidewire Software, Inc., 1.250%, 11/01/29	57	56,893
Nutanix, Inc., 0.250%, 10/01/27	88	89,839
Snowflake, Inc., Zero Coupon, 10/01/27	205	242,515
Strategy, Inc.,
Zero Coupon, 12/01/29	511	425,408
0.625%, 03/15/30	177	204,019
		2,259,964
Specialty Retail | 1.1%
GameStop Corp., Zero Coupon, 04/01/30 (#)	168	173,292
Total Convertible Corporate Bonds (Cost $12,273,811)		13,420,326

Description	Shares	Fair Value
Preferred Stocks | 12.7%
Aerospace & Defense | 2.6%
Boeing Co.	6,628	$430,025
Banks | 3.4%
Bank of America Corp., Series L	240	285,975

Description	Shares	Fair Value
Lazard US Convertibles Portfolio (concluded)
Wells Fargo & Co., Class A, Series L	241	$278,355
		564,330
Capital Markets | 0.9%
ARES Management Corp., Series B	1,346	48,698
KKR & Co., Inc., Series D	2,300	92,506
		141,204
Chemicals | 1.2%
Albemarle Corp.	2,636	189,397
Financial Services | 0.8%
Apollo Global Management, Inc.	1,652	96,576
Shift4 Payments, Inc.	695	37,280
		133,856
Life Sciences Tools & Services | 0.4%
Bruker Corp. (*)	233	65,764
Semiconductors & Semiconductor Equipment | 1.1%
Microchip Technology, Inc.	3,125	178,031
Software | 1.8%
Oracle Corp., Series D (*)	6,508	292,925
Technology Hardware, Storage & Peripherals | 0.5%
Hewlett Packard Enterprise Co.	1,367	88,185
Total Preferred Stocks (Cost $2,075,379)		2,083,717
Description	Shares	Fair Value
Short-Term Investments | 5.5%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $906,129)	906,129	$906,129
Total Investments | 100.2% (Cost $15,268,666)		$16,423,033
Liabilities in Excess of Cash and Other Assets | (0.2)%		(40,868)
Net Assets | 100.0%		$16,382,165

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 28.2% of net assets of the Portfolio.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$762,304	$2,190,309	$(2,046,484)	$—	$—	$5,509	906,129	$906,129

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio
Corporate Bonds | 97.7%
Aerospace & Defense | 2.4%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$1,750	$1,861,198
TransDigm, Inc.,
4.625%, 01/15/29	500	491,262
6.750%, 08/15/28 (#)	1,000	1,012,140
		3,364,600
Automobile Components | 3.7%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,430,916
Goodyear Tire & Rubber Co., 5.250%, 07/15/31	2,000	1,788,890
Tenneco, Inc., 8.000%, 11/17/28 (#)	2,000	1,992,887
		5,212,693
Automobiles | 2.3%
Allison Transmission, Inc.,
4.750%, 10/01/27 (#)	1,295	1,286,972
5.875%, 12/01/33 (#)	2,000	1,987,739
		3,274,711
Building Products | 2.2%
Griffon Corp., 5.750%, 03/01/28	1,750	1,746,316
Standard Industries, Inc., 3.375%, 01/15/31 (#)	1,500	1,344,550
		3,090,866
Chemicals | 4.9%
Methanex Corp., 5.125%, 10/15/27	1,750	1,739,107
Methanex U.S. Operations, Inc., 6.250%, 03/15/32 (#)	2,000	2,046,132
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,702,365
WR Grace Holdings LLC, 6.625%, 08/15/32 (#)	1,500	1,461,533
		6,949,137
Description	Principal Amount (000)	Fair Value
Commercial Services & Supplies | 4.9%
ADT Security Corp., 4.125%, 08/01/29 (#)	$2,250	$2,149,536
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 06/15/32 (#)	2,000	1,989,024
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,459,890
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,355,610
		6,954,060
Containers & Packaging | 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	1,098,842
Diversified REITs | 2.5%
Iron Mountain, Inc.,
4.500%, 02/15/31 (#)	3,250	3,051,890
4.875%, 09/15/29 (#)	500	486,469
		3,538,359
Diversified Telecommunication Services | 5.4%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, 09/15/29 (#)	1,500	1,575,810
Level 3 Financing, Inc., 8.500%, 01/15/36 (#)	2,000	2,086,823
Viasat, Inc., 7.500%, 05/30/31 (#)	2,000	1,976,416
Zayo Group Holdings, Inc., 9.250%, 03/09/30 (#)	2,037	2,024,682
		7,663,731
Electric Utilities | 3.7%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,381,277
XPLR Infrastructure Operating Partners LP,
4.500%, 09/15/27 (#)	1,750	1,732,609
8.625%, 03/15/33 (#)	2,000	2,112,838
		5,226,724

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Electrical Equipment | 1.9%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	$1,700	$1,673,357
WESCO Distribution, Inc.,
5.250%, 04/15/31 (#)	500	497,015
5.500%, 04/15/34 (#)	500	492,425
		2,662,797
Entertainment | 1.0%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,487,176
Food Products | 5.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	1,500	1,430,910
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,729,016
Post Holdings, Inc.,
4.500%, 09/15/31 (#)	1,500	1,394,717
6.250%, 10/15/34 (#)	2,000	1,958,413
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,460,543
		7,973,599
Gas Utilities | 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,000	1,026,631
Health Care Equipment & Supplies | 1.5%
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	2,000	2,065,000
Health Care Providers & Services | 3.6%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,784,874
LifePoint Health, Inc., 5.375%, 01/15/29 (#)	2,000	1,928,707
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,452,865
		5,166,446
Description	Principal Amount (000)	Fair Value
Hotel & Resort REITs | 2.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	$1,500	$1,439,845
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,696,443
		3,136,288
Hotels, Restaurants & Leisure | 3.5%
Boyd Gaming Corp., 4.750%, 06/15/31 (#)	2,000	1,901,628
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,633,958
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,434,358
		4,969,944
Household Durables | 1.2%
Somnigroup International, Inc., 4.000%, 04/15/29 (#)	1,750	1,682,892
Interactive Media & Services | 1.0%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,414,300
IT Services | 2.3%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	1,500	1,605,664
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,673,800
		3,279,464
Machinery | 1.4%
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,970,411
Media | 11.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.750%, 03/01/30 (#)	1,500	1,423,311
5.125%, 05/01/27 (#)	154	153,826

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	$2,000	$2,009,490
DISH Network Corp., 11.750%, 11/15/27 (#)	2,000	2,060,490
Gray Media, Inc., 4.750%, 10/15/30 (#)	2,000	1,543,154
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,388,074
Nexstar Media, Inc.,
5.625%, 07/15/27 (#)	1,500	1,499,286
6.500%, 09/15/33 (#)	100	100,762
7.250%, 04/15/34 (#)	100	100,298
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,000	924,945
Sirius XM Radio LLC, 3.875%, 09/01/31 (#)	1,000	907,919
Univision Communications, Inc., 9.375%, 08/01/32 (#)	2,000	2,061,231
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,773,697
		15,946,483
Oil, Gas & Consumable Fuels | 16.0%
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30 (#)	1,580	1,597,336
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,475,209
Comstock Resources, Inc., 6.750%, 03/01/29 (#)	1,500	1,480,549
Crescent Energy Finance LLC, 7.875%, 04/15/32 (#)	2,000	2,043,314
CVR Energy, Inc., 7.500%, 02/15/31 (#)	1,500	1,511,200
Kodiak Gas Services LLC,
5.875%, 04/01/31 (#)	250	251,238
6.750%, 10/01/35 (#)	2,000	2,031,824
7.250%, 02/15/29 (#)	1,750	1,813,096
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,574,987
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,706,348
SM Energy Co., 8.750%, 07/01/31 (#)	2,000	2,090,584
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,239,426
Description	Principal Amount (000)	Fair Value
Transocean International Ltd., 8.750%, 02/15/30 (#)	$1,610	$1,674,711
Venture Global LNG, Inc., 9.875%, 02/01/32 (#)	2,000	2,147,976
		22,637,798
Pharmaceuticals | 1.4%
1261229 BC Ltd., 10.000%, 04/15/32 (#)	2,000	2,047,688
Software | 4.5%
Cloud Software Group, Inc.,
6.500%, 03/31/29 (#)	1,000	975,570
9.000%, 09/30/29 (#)	1,500	1,447,011
CoreWeave, Inc., 9.250%, 06/01/30 (#)	2,000	1,943,319
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34 (#)	2,000	2,093,783
		6,459,683
Specialty Retail | 5.9%
Asbury Automotive Group, Inc.,
4.500%, 03/01/28	987	969,234
5.000%, 02/15/32 (#)	750	710,259
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.625%, 01/15/29 (#)	500	477,864
6.750%, 01/15/30 (#)	2,000	1,868,105
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	967,713
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,665,033
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,646,537
		8,304,745
Total Corporate Bonds (Cost $140,913,929)		138,605,068

Description	Shares	Fair Value
Lazard US High Yield Portfolio (concluded)
Short-Term Investments | 2.6%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $3,707,140)	3,707,140	$3,707,140
Total Investments | 100.3% (Cost $144,621,069)		$142,312,208
Liabilities in Excess of Cash and Other Assets | (0.3)%		(431,227)
Net Assets | 100.0%		$141,880,981

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 87.5% of net assets of the Portfolio.
(a)	Affiliated investment.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$2,253,644	$23,677,197	$(22,223,701)	$—	$—	$23,107	3,707,140	$3,707,140

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 2.6%
Financial Services | 1.2%
Business Jet Securities LLC, Series 2022-1A, Class A, 4.455%, 06/15/37 (#)	$417	$412,826
Ground Transportation | 1.4%
TRP LLC, Series 2021-1, Class A, 2.070%, 06/19/51 (#)	476	461,040
Total Asset-Backed Securities (Cost $839,102)		873,866
Corporate Bonds | 31.6%
Aerospace & Defense | 1.9%
Boeing Co., 3.200%, 03/01/29	675	651,034
Automobiles | 6.5%
American Honda Finance Corp., 5.250%, 07/07/26	800	801,527
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	675	666,256
General Motors Financial Co., Inc., 5.000%, 04/09/27	700	703,102
		2,170,885
Banks | 14.5%
Bank of America Corp., 2.551% (SOFR+1.050%), 02/04/28 (§)	1,050	1,033,994
Citigroup, Inc., 3.887% (SOFR+1.825%), 01/10/28 (§)	1,025	1,020,059
Goldman Sachs Group, Inc., 4.148% (SOFR+0.710%), 01/21/29 (§)	575	571,452
JPMorgan Chase & Co., 4.851% (SOFR+1.990%), 07/25/28 (§)	950	954,675
Morgan Stanley, 1.593% (SOFR+0.879%), 05/04/27 (§)	625	623,265
Description	Principal Amount (000)	Fair Value
Wells Fargo & Co., 3.196% (SOFR+1.432%), 06/17/27 (§)	$675	$673,080
		4,876,525
Diversified Telecommunication Services | 2.2%
T-Mobile USA, Inc., 2.625%, 04/15/26	725	724,467
Health Care Providers & Services | 2.0%
HCA, Inc., 4.500%, 02/15/27	675	675,001
Interactive Media & Services | 0.8%
Alphabet, Inc., 3.875%, 11/15/28	275	274,109
Oil, Gas & Consumable Fuels | 1.9%
Energy Transfer LP, 5.500%, 06/01/27	650	656,023
Semiconductors & Semiconductor Equipment | 1.8%
Intel Corp., 3.750%, 08/05/27	600	594,927
Total Corporate Bonds (Cost $10,598,704)		10,622,971
Mortgage-Backed Securities | 2.2%
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130%, 09/10/39 (#) (Cost $691,804)	750	722,684

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio (continued)
U.S. Treasury Securities | 61.8%
U.S. Treasury Notes:
4.125%, 01/31/27	$935	$937,885
3.500%, 01/31/28	1,445	1,436,759
3.375%, 09/15/28	1,585	1,568,655
3.500%, 10/15/28	1,110	1,101,372
3.500%, 11/15/28	11,830	11,734,343
3.500%, 03/15/29	4,030	3,994,423
Total U.S. Treasury Securities (Cost $20,858,812)		20,773,437

Description	Shares	Fair Value
Short-Term Investments | 0.2%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $81,572)	81,572	$81,572
Total Investments | 98.4%
(Cost $33,069,994)		$33,074,530
Cash and Other Assets in Excess of Liabilites | 1.6%		537,979
Net Assets | 100.0%		$33,612,509

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 4.7% of net assets of the Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2026.
(a)	Affiliated investment.

Lazard US Short Duration Fixed Income Portfolio (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$98,880	$3,117,064	$(3,134,372)	$—	$—	$1,887	81,572	$81,572

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.4%
Canada | 0.0%
Premium Brands Holdings Corp. (±)	96	$5,668
China | 0.0%
indie Semiconductor, Inc., Class A (*), (±)	4,411	14,203
Luxembourg | 0.1%
Vinty Holding 5 SA (*), (¢)	20,125,249	20,125
Netherlands | 0.0%
Pharming Group NV (*)	4,361	7,239
Norway | 0.0%
T1 Energy, Inc. (*), (±)	120	527
South Africa | 0.0%
Caledonia Mining Corp. PLC	585	13,215
United States | 0.3%
Arrowhead Pharmaceuticals, Inc. (*)	45	2,821
Aurora Innovation, Inc. (*)	838	3,453
Bill Holdings, Inc. (*)	862	33,015
Bitdeer Technologies Group, Class A (*), (±)	45	389
Cleanspark, Inc. (*), (±)	37	315
Cloudflare, Inc., Class A (*)	91	18,777
CorMedix, Inc. (*), (±)	2,368	16,079
Cracker Barrel Old Country Store, Inc. (±)	192	5,397
Galaxy Digital, Inc., Class A (*), (±)	2	37
InterDigital, Inc.	58	17,516
Lucid Group, Inc. (*), (±)	1,798	17,135
Match Group, Inc.	123	3,777
PAR Technology Corp. (*), (±)	1,967	26,220
Porch Group, Inc. (*)	232	1,663
PPL Corp.	531	20,284
Progress Software Corp. (*), (±)	23	590
Varonis Systems, Inc. (*), (±)	477	10,241
Description	Shares	Fair Value
WisdomTree, Inc. (±)	3,280	$47,757
		225,466
Total Common Stocks (Cost $814,667)		286,443

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 43.6%
Australia | 0.2%
Telix Pharmaceuticals Ltd., 2.375%, 07/30/29 (**), (±)	AUD	200	$136,024
Canada | 0.5%
Canadian Solar, Inc., 3.250%, 01/15/31 (#), (±)	USD	59	46,964
Premium Brands Holdings Corp., 5.500%, 12/31/32 (±)	CAD	38	27,475
StorageVault Canada, Inc., 5.000%, 03/31/28 (#), (±)	CAD	342	248,061
			322,500
China | 5.6%
H World Group Ltd., 3.000%, 05/01/26 (±)	USD	252	339,066
indie Semiconductor, Inc.: 3.500%, 12/15/29 (#), (±)	USD	85	82,025
4.000%, 03/15/31 (#), (±)	USD	149	160,175
Lenovo Group Ltd.,
2.500%, 08/26/29 (**), (±)	USD	660	803,715
Li Auto, Inc., 0.250%, 05/01/28 (±)	USD	171	171,043
Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/29 (**), (±)	USD	1,400	2,077,600
Silvercorp Metals, Inc., 4.750%, 12/15/29 (±)	USD	122	313,369
			3,946,993

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
India | 0.1%
MakeMyTrip Ltd., Zero Coupon, 07/01/30 (#), (±)	USD	96	$81,072
Israel | 0.0%
Camtek Ltd., Zero Coupon, 09/15/30 (#), (±)	USD	12	18,798
Netherlands | 1.0%
Nebius Group NV, 3.000%, 06/05/31 (#), (±)	USD	96	208,202
Pharming Group NV, 4.500%, 04/25/29 (**), (±)	EUR	300	494,296
			702,498
Singapore | 0.1%
Grab Holdings Ltd., Zero Coupon, 06/15/30 (**), (±)	USD	46	44,022
Switzerland | 0.5%
CRISPR Therapeutics AG, 1.731%, 03/01/31 (#), (±)	USD	372	364,560
United States | 35.6%
Affirm Holdings, Inc.:
Zero Coupon, 11/15/26 (±)	USD	274	265,780
0.750%, 12/15/29 (±)	USD	15	14,074
Akamai Technologies, Inc.:
0.375%, 09/01/27 (±)	USD	8	9,288
1.125%, 02/15/29 (±)	USD	83	94,998
Alarm.com Holdings, Inc., 2.250%, 06/01/29 (±)	USD	84	77,543
Alphatec Holdings, Inc., 0.750%, 08/01/26 (±)	USD	265	262,350
Amyris, Inc., Zero Coupon, 11/15/26 (¢), («)	USD	938	0
Description	Security Currency	Principal Amount (000)	Fair Value
Array Technologies, Inc., 1.000%, 12/01/28	USD	19	$17,252
Arrowhead Pharmaceuticals, Inc., Zero Coupon, 01/15/32 (±)	USD	41	42,521
Astronics Corp., Zero Coupon, 01/15/31 (#), (±)	USD	94	130,989
Avnet, Inc., 1.750%, 09/01/30 (#), (±)	USD	206	223,716
Bentley Systems, Inc., 0.375%, 07/01/27 (±)	USD	116	110,316
Bill Holdings, Inc.:
Zero Coupon, 04/01/27 (±)	USD	59	57,083
Zero Coupon, 04/01/30 (±)	USD	916	816,843
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	449	433,274
Bitdeer Technologies Group, 4.000%, 11/15/31 (#), (±)	USD	38	31,445
BlackLine, Inc., 1.000%, 06/01/29 (±)	USD	33	31,094
Bloom Energy Corp.:
3.000%, 06/01/28 (±)	USD	222	1,597,690
3.000%, 06/01/29 (±)	USD	39	255,575
Zero Coupon, 11/15/30 (#), (±)	USD	38	40,557
Box, Inc., 1.500%, 09/15/29 (±)	USD	58	53,302
Bridgebio Pharma, Inc., 2.500%, 03/15/27 (±)	USD	482	868,443
Cheesecake Factory, Inc., 0.375%, 06/15/26 (±)	USD	47	46,424
Cipher Digital, Inc., Zero Coupon, 10/01/31 (#), (±)	USD	86	96,078
Cloudflare, Inc., Zero Coupon, 06/15/30 (#), (±)	USD	76	86,317
Coinbase Global, Inc., Zero Coupon, 10/01/32 (#)	USD	48	38,604
Commvault Systems, Inc., Zero Coupon, 09/15/30 (#), (±)	USD	1	811
Compass, Inc., 0.250%, 04/15/31 (#), (±)	USD	54	45,333
CONMED Corp., 2.250%, 06/15/27 (±)	USD	1,146	1,112,193
Core Scientific, Inc., 3.000%, 09/01/29 (#), (±)	USD	245	392,919

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Cytokinetics, Inc., 1.750%, 10/01/31 (#), (±)	USD	41	$52,352
Danimer Scientific, Inc., Zero Coupon, 12/15/26 (¢)	USD	300	0
Datadog, Inc., Zero Coupon, 12/01/29 (±)	USD	48	46,572
Dexcom, Inc., 0.375%, 05/15/28 (±)	USD	759	699,988
DigitalOcean Holdings, Inc., Zero Coupon, 12/01/26 (±)	USD	317	309,947
DoorDash, Inc., Zero Coupon, 05/15/30 (#), (±)	USD	46	41,998
Dropbox, Inc., Zero Coupon, 03/01/28 (±)	USD	535	508,518
Energy Vault Holdings, Inc., 5.250%, 03/01/31 (#), (±)	USD	77	74,573
Enovis Corp., 3.875%, 10/15/28 (±)	USD	406	392,703
Etsy, Inc.:
0.125%, 09/01/27 (±)	USD	97	90,501
0.250%, 06/15/28 (±)	USD	719	643,793
Fastly, Inc., Zero Coupon, 12/15/30 (#), (±)	USD	58	121,237
Fisker, Inc., Zero Coupon, 09/15/26 (#), (±), («)	USD	769	1,138
Five9, Inc., 1.000%, 03/15/29 (±)	USD	672	586,320
Galaxy Digital Holdings LP:
3.000%, 12/15/26 (#), (±)	USD	250	258,660
2.500%, 12/01/29 (#), (±)	USD	250	286,728
GameStop Corp., Zero Coupon, 06/15/32 (#), (±)	USD	108	111,672
Green Plains, Inc., 2.250%, 03/15/27 (±)	USD	19	18,934
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	85	98,464
Groupon, Inc., Series UNRS4.875%, 06/30/30 (±)	USD	47	38,502
Haemonetics Corp., 2.500%, 06/01/29 (±)	USD	99	94,723
Herbalife Ltd., 4.250%, 06/15/28 (±)	USD	30	36,000
Indivior Pharmaceuticals, Inc., 0.625%, 03/15/31 (#), (±)	USD	28	28,560
Description	Security Currency	Principal Amount (000)	Fair Value
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	313	$75,511
JBT Marel Corp., 0.375%, 09/15/30 (#), (±)	USD	55	53,432
Lantheus Holdings, Inc., 2.625%, 12/15/27 (±)	USD	202	242,956
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	418	20,900
3.750%, 02/15/30 (±)	USD	1,073	42,902
Liberty Live Holdings, Inc., 2.375%, 09/30/53 (#), (±)	USD	1,004	1,603,129
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (#)	USD	342	305,064
MGP Ingredients, Inc., 1.875%, 11/15/41 (±)	USD	545	525,752
Microchip Technology, Inc.:
Zero Coupon, 02/15/30 (#), (±)	USD	97	94,793
0.750%, 06/01/30 (±)	USD	576	570,643
NCL Corp. Ltd.:
1.125%, 02/15/27 (±)	USD	228	222,642
0.875%, 04/15/30 (#), (±)	USD	18	18,725
0.750%, 09/15/30 (#), (±)	USD	145	134,883
Nutanix, Inc., 0.500%, 12/15/29 (±)	USD	130	117,586
Oddity Finance LLC, Zero Coupon, 06/15/30 (#), (±)	USD	312	213,135
ON Semiconductor Corp., 0.500%, 03/01/29 (±)	USD	456	446,880
Ormat Technologies, Inc.:
Series BZero Coupon, 03/15/31 (#), (±)	USD	288	298,440
Series A1.500%, 03/15/31 (#), (±)	USD	192	199,862
Pacira BioSciences, Inc., 2.125%, 05/15/29 (±)	USD	235	226,940
PagerDuty, Inc., 1.500%, 10/15/28 (±)	USD	23	20,809
PAR Technology Corp., 4.000%, 03/15/31 (#), (±)	USD	48	49,632
Parsons Corp., 2.625%, 03/01/29 (±)	USD	270	266,355
Patrick Industries, Inc., 1.750%, 12/01/28 (±)	USD	2	3,471
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	94	91,793

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Penguin Solutions, Inc., 2.000%, 08/15/30 (±)	USD	3	$3,023
PG&E Corp., 4.250%, 12/01/27 (±)	USD	94	97,405
Pitney Bowes, Inc., 1.500%, 08/15/30 (#), (±)	USD	59	59,619
Porch Group, Inc., 6.750%, 10/01/28 (#), (±)	USD	257	256,422
Progress Software Corp., 3.500%, 03/01/30 (±)	USD	37	32,963
Rapid7, Inc., 0.250%, 03/15/27 (±)	USD	680	641,920
RealReal, Inc., 4.000%, 02/15/31 (#), (±)	USD	102	122,094
Rubrik, Inc., Zero Coupon, 06/15/30 (#), (±)	USD	66	57,041
Sarepta Therapeutics, Inc., 4.875%, 09/01/30 (#), (±)	USD	146	122,458
Semtech Corp., 1.625%, 11/01/27 (±)	USD	70	147,928
Shift Technologies, Inc., Zero Coupon, 05/15/26 (#), (±), («)	USD	850	935
Shift4 Payments, Inc., 0.500%, 08/01/27 (±)	USD	914	860,303
Sirius XM Holdings, Inc., 3.750%, 03/15/28 (±)	USD	87	90,626
Snap, Inc., 0.125%, 03/01/28 (±)	USD	486	443,572
SoFi Technologies, Inc., 1.250%, 03/15/29 (#), (±)	USD	51	92,879
Spectrum Brands, Inc., 3.375%, 06/01/29 (±)	USD	74	74,041
Super Micro Computer, Inc.:
3.500%, 03/01/29 (±)	USD	69	55,190
Zero Coupon, 06/15/30 (#), (±)	USD	233	171,228
Tandem Diabetes Care, Inc., Series 20241.500%, 03/15/29 (±)	USD	144	147,045
Tempus AI, Inc., 0.750%, 07/15/30 (#), (±)	USD	8	7,646
Tetra Tech, Inc., 2.250%, 08/15/28 (±)	USD	27	28,327
Uber Technologies, Inc., Zero Coupon, 05/15/28 (#), (±)	USD	333	325,924
Description	Security Currency	Principal Amount (000)	Fair Value
Ultra Clean Holdings, Inc., Zero Coupon, 03/15/31 (#), (±)	USD	19	$20,173
Unity Software, Inc., Zero Coupon, 11/15/26 (±)	USD	233	226,709
Upwork, Inc., 0.250%, 08/15/26 (±)	USD	547	536,744
Varonis Systems, Inc., 1.000%, 09/15/29 (±)	USD	462	404,190
Vishay Intertechnology, Inc., 2.250%, 09/15/30 (±)	USD	162	155,844
Wayfair, Inc., 3.250%, 09/15/27 (±)	USD	703	951,588
WisdomTree, Inc.:
3.250%, 08/15/29 (±)	USD	37	50,439
4.500%, 10/01/31 (#), (±)	USD	504	522,799
Workiva, Inc., 1.250%, 08/15/28 (±)	USD	358	336,072
Xometry, Inc.:
1.000%, 02/01/27 (±)	USD	221	237,022
0.750%, 06/15/30 (#), (±)	USD	76	89,680
Ziff Davis, Inc., 3.625%, 03/01/28 (#), (±)	USD	193	189,864
Zoetis, Inc., 0.250%, 06/15/29 (#), (±)	USD	8	7,960
Zscaler, Inc., Zero Coupon, 07/15/28 (#), (±)	USD	47	42,812
			25,251,415
Total Convertible Corporate Bonds (Cost $33,351,373)			30,867,882
Corporate Bonds | 0.4%
Brazil | 0.3%
Gol Finance, Inc., 14.375%, 06/06/30 (#), (±)	USD	210	186,275
Colombia | 0.1%
ABRA Global Finance, 14.000%, 10/22/29 (#), (±)	USD	121	114,848

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)

Total Corporate Bonds (Cost $311,929)			$301,123

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount <	Fair Value
Purchased Options | 0.0%
Call
B2Gold Corp., Expires 04/17/26	MSC	5	$5	$2,265	$65
Bridgebio Pharma, Inc., Expires 04/17/26	MSC	13	85	96,538	330
Dropbox, Inc., Expires 04/17/26	MSC	8	30	18,176	40
Galaxy Digital, Inc., Expires 04/17/26	MSC	9	35	33,210	18
Guardant Health, Inc., Expires 04/17/26	MSC	8	135	73,808	88
indie Semiconductor, Inc., Expires 05/15/26	MSC	51	4	16,422	680
Shift4 Payments, Inc., Expires 04/17/26	MSC	6	85	26,238	6
State Street SPDR S&P 500 ETF Trust, Expires 04/01/26	MSC	19	660	1,235,646	380
Put
Pagaya Technologies Ltd., Expires 04/17/26	MSC	18	10	20,970	576
Total Purchased Options (Cost $30,645)					2,183
Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | 52.2%
U.S. Treasury Bills:
3.652%, 04/28/26 (±)	USD	2,085	$2,079,323
3.662%, 05/12/26 (±)	USD	2,320	2,310,414
3.678%, 05/21/26 (±)	USD	1,500	1,492,442
3.664%, 05/26/26 (±)	USD	3,135	3,117,542
3.661%, 05/28/26 (±)	USD	2,975	2,957,867
3.672%, 06/04/26 (±)	USD	4,975	4,943,038
3.682%, 06/09/26 (±)	USD	2,730	2,711,191
3.686%, 06/16/26 (±)	USD	3,810	3,781,019
3.655%, 06/18/26 (±)	USD	4,120	4,087,891
3.671%, 06/23/26 (±)	USD	2,015	1,998,389
3.642%, 06/25/26 (±)	USD	4,165	4,129,720
3.658%, 07/02/26 (±)	USD	1,000	990,792
3.626%, 07/16/26 (±)	USD	2,425	2,399,374
Total U.S. Treasury Securities (Cost $37,001,664)			36,999,002

Description	Shares	Fair Value
Warrants | 0.0%
Singapore | 0.0%
Maxeon Solar Technologies Ltd., Expires 01/15/28 (*), (¢)	26,550	$0
United States | 0.0%
GameStop Corp., Expires 10/30/26 (*), (±)	390	1,505
Opendoor Technologies, Inc., Expires 11/20/26 (*), (±)	3	1
Opendoor Technologies, Inc., Expires 11/20/26 (*), (±)	3	1
Opendoor Technologies, Inc., Expires 11/20/26 (*), (±)	3	2
		1,509

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Total Warrants (Cost $0)		$1,509
Short-Term Investments | 5.0%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $3,573,189)	3,573,189	3,573,189
Total Investments excluding Securities Sold Short | 101.6% (Cost $75,083,467)		72,031,331
Securities Sold Short | (4.4)%
Common Stocks | (4.4)%
Canada | (0.0)%
Canadian Solar, Inc. (±)	(1,561)	(21,620)
StorageVault Canada, Inc.	(2,136)	(6,756)
		(28,376)
China | (1.2)%
Ping An Insurance Group Co. of China Ltd., Class H	(105,600)	(823,509)
Netherlands | (0.1)%
Pharming Group NV (±)	(45,337)	(75,253)
South Africa | (0.0)%
Caledonia Mining Corp. PLC	(585)	(13,215)
United States | (3.1)%
A10 Networks, Inc.	(334)	(7,722)
Akamai Technologies, Inc. (±)	(26)	(2,986)
Array Technologies, Inc. (±)	(339)	(2,451)
Arrowhead Pharmaceuticals, Inc. (±)	(409)	(25,644)
Astronics Corp. (±)	(154)	(10,276)
Aurora Innovation, Inc. (±)	(837)	(3,449)
Bill Holdings, Inc. (±)	(71)	(2,719)
Description	Shares	Fair Value
Bloom Energy Corp., Class A (±)	(13,505)	$(1,829,793)
Cloudflare, Inc., Class A (±)	(91)	(18,777)
Core Scientific, Inc.	(2,072)	(30,997)
Cytokinetics, Inc.	(458)	(30,187)
Energy Vault Holdings, Inc. (±)	(3,043)	(10,042)
JBT Marel Corp. (±)	(160)	(20,459)
Match Group, Inc. (±)	(123)	(3,777)
Microchip Technology, Inc. (±)	(44)	(2,843)
Ormat Technologies, Inc.	(937)	(104,869)
Pacira BioSciences, Inc. (±)	(848)	(19,165)
Patrick Industries, Inc. (±)	(28)	(3,110)
Porch Group, Inc.	(232)	(1,664)
PPL Corp.	(531)	(20,284)
Xometry, Inc., Class A (±)	(1,235)	(50,437)
		(2,201,651)
Total Common Stocks (Proceeds $2,855,440)		(3,142,004)
Total Securities Sold Short (Proceeds $2,855,440)		(3,142,004)
Total Investments | 97.2% (Cost and short proceeds $72,228,027) (»)		$68,889,327
Cash and Other Assets in Excess of Liabilities | 2.8%		2,002,635
Net Assets | 100.0%		$70,891,962

(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. March 31, 2026, these securities amounted to 5.0% of net assets of the Portfolio.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 12.2% of net assets of the Portfolio.
(«)	Issue in default.
<	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(a)	Affiliated investment.

Lazard Enhanced Opportunities Portfolio (continued)

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$2,876,234	$32,844,977	$(32,148,022)	$—	$—	$31,195	3,573,189	$3,573,189

Forward Currency Contracts open at March 31, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	327,963	CAD	448,000	SSB	06/25/26	$4,735	$—
USD	167,121	EUR	144,000	SSB	06/25/26	43	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$4,778	$—

Written Options at March 31, 2026:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount <	Premiums	Fair Value
Put
Bridgebio Pharma, Inc.	MSC	8	$65	4/17/26	$(59,408)	$2,714	$(960)
Guardant Health, Inc.	MSC	8	85	4/17/26	(73,808)	5,549	(1,920)
Total Written Options		16				$8,263	$(2,880)

< Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at March 31, 2026:

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
Long Position Contract
USD	BNP	$20,722	11/17/28	A10 Networks, Inc., 2.750%, 04/01/30	3.64%	$3,397	$—
USD	BNP	191,446	11/17/28	ADTRAN Holdings, Inc., 3.750%, 09/15/30	3.64	1,345	—
USD	BNP	903,259	11/17/28	Advanced Energy Industries, Inc., 2.500%, 09/15/28	3.64	16,262	—
USD	BNP	481,691	11/17/28	Affirm Holdings, Inc., 0.750%, 12/01/29	3.64	—	59,466
USD	BNP	170,408	11/17/28	Akamai Technologies, Inc., 0.250%, 05/15/33	3.64	3,033	—
USD	BNP	73,050	11/17/28	Akamai Technologies, Inc., 0.375%, 09/01/27	3.64	104	—
USD	BNP	448,511	11/17/28	Akamai Technologies, Inc., 1.125%, 02/15/29	3.64	4,099	—
USD	BNP	268,432	11/17/28	Alibaba Group Holding Ltd., 0.500%, 06/01/31	3.64	—	9,850
USD	BNP	27,187	11/17/28	ANI Pharmaceuticals, Inc., 2.250%, 09/01/29	3.64	—	3,535
USD	BNP	2,216,825	11/17/28	Applied Digital Corp., 2.750%, 06/01/30	3.64	—	217,464
USD	BNP	2,215,321	11/17/28	Applied Optoelectronics, Inc., 2.750%, 01/15/30	3.64	—	308,829
USD	BNP	60,445	11/17/28	Array Technologies, Inc., 2.875%, 07/01/31	3.64	—	12,798

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$415,845	11/17/28	Arrowhead Pharmaceuticals, Inc., 0.000%, 01/15/32	3.64%	$—	$30,094
USD	BNP	143,100	11/17/28	Ascendis Pharma AS, 2.250%, 04/01/28	3.64	—	5,291
USD	BNP	398,545	11/17/28	AST SpaceMobile, Inc., 2.375%, 10/15/32	3.64	—	71,797
USD	BNP	117,279	11/17/28	Astronics Corp., 0.000%, 01/15/31	3.64	15,089	—
USD	BNP	87,621	11/17/28	B2Gold Corp., 2.750%, 02/01/30	3.64	—	9,783
USD	BNP	60,849	11/17/28	Bill Holdings, Inc.	3.64	—	217
USD	BNP	460,514	11/17/28	BlackLine, Inc., 1.000%, 06/01/29	3.64	—	42,622
USD	BMO	608,032	04/01/27	Bloom Energy Corp., 3.000%, 06/01/29	3.64	—	43,597
USD	BNP	3,465,352	11/17/28	Bloom Energy Corp., 3.000%, 06/01/29	3.64	91,483	—
USD	BNP	65,869	11/17/28	Bloom Energy Corp., 0.001%, 11/15/30	3.64	—	6,108
USD	BNP	2,634,290	11/17/28	Bloom Energy Corp., 3.000%, 06/01/28	3.64	53,527	—
USD	BNP	53,445	11/17/28	Bridgebio Pharma, Inc., 2.250%, 02/01/29	3.64	—	547
USD	BNP	483,926	11/17/28	Bridgebio Pharma, Inc., 2.500%, 03/15/27	3.64	33,435	—
USD	BNP	79,990	11/17/28	Bridgebio Pharma, Inc., 1.750%, 03/01/31	3.64	—	113
USD	BNP	18,856	11/17/28	Camtek Ltd., 0.000%, 09/15/30	3.64	—	60
USD	BNP	144,678	11/17/28	Canadian Solar, Inc., 3.250%, 01/15/31	3.64	—	36,285

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$90,233	11/17/28	Check Point Software Technologies Ltd., 0.000%, 12/15/30	3.64%	$—	$3,661
USD	NIP	47,934	11/30/27	Cheesecake Factory, Inc.	3.64	—	4,191
USD	BNP	47,823	11/17/28	Cheesecake Factory, Inc., 0.375%, 06/15/26	3.64	—	364
USD	BNP	141,590	11/17/28	Cheesecake Factory, Inc.	3.64	—	5,796
USD	SGN	239,077	01/29/27	Cipher Digital, Inc., 0.000%, 10/01/31	3.64	—	73,734
USD	NIP	1,100,942	11/30/27	Cipher Digital, Inc., 1.750%, 05/15/30	3.64	—	164,384
USD	NIP	286,090	11/30/27	Cipher Digital, Inc., 0.000%, 10/01/31	3.64	—	30,126
USD	BNP	146,562	11/17/28	Cipher Digital, Inc., 0.000%, 10/01/31	3.64	—	19,221
USD	BNP	824,904	11/17/28	Cipher Digital, Inc., 1.750%, 05/15/30	3.64	—	276,203
USD	NIP	48,100	11/30/27	Cleanspark, Inc., 0.001%, 06/01/30	3.64	—	1,682
USD	BNP	1,006,278	11/17/28	Cloudflare, Inc., 0.000%, 06/15/30	3.64	—	12,617
USD	BNP	839,391	11/17/28	Cloudflare, Inc., 0.000%, 08/15/26	3.64	—	39,808
USD	BNP	33,319	11/17/28	Cogent Biosciences, Inc., 1.625%, 11/15/31	3.64	1,187	—
USD	BNP	621,511	11/17/28	Cohu, Inc., 1.500%, 01/15/31	3.64	12,521	—
USD	BNP	51,679	11/17/28	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	3.64	—	7,306
USD	BNP	17,149	11/17/28	Commvault Systems, Inc., 0.000%, 09/15/30	3.64	—	1,742

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$100,046	11/17/28	Compass, Inc., 0.250%, 04/15/31	3.64%	$—	$20,252
USD	BOA	190,393	03/04/27	Core Scientific, Inc., 3.000%, 09/01/29	3.64	—	6,269
USD	NIP	742,716	11/30/27	Core Scientific, Inc., 3.000%, 09/01/29	3.64	—	67,306
USD	NIP	216,714	11/30/27	Core Scientific, Inc., 0.000%, 06/15/31	3.64	—	9,175
USD	BNP	314,876	11/17/28	Core Scientific, Inc., 3.000%, 09/01/29	3.64	—	29,001
USD	BNP	40,817	11/17/28	CoreWeave, Inc., 1.750%, 12/01/31	3.64	—	3,445
USD	BNP	299,578	11/17/28	CorMedix, Inc., 4.000%, 08/01/30	3.64	—	49,089
USD	BNP	262,086	11/17/28	CyberArk Software Ltd., 0.000%, 06/15/30	3.64	—	3,764
USD	BNP	59,314	11/17/28	Cytokinetics, Inc., 1.750%, 10/01/31	3.64	—	1,442
USD	BNP	297,572	11/17/28	Denison Mines Corp., 4.250%, 09/15/31	3.64	1,698	—
USD	BNP	1,267,878	11/17/28	DigitalOcean Holdings, Inc., 0.000%, 08/15/30	3.64	79,662	—
USD	BNP	631,274	11/17/28	Dropbox, Inc., 0.000%, 03/01/28	3.64	—	40,140
USD	BNP	496,878	11/17/28	Encore Capital Group, Inc., 4.000%, 03/15/29	3.64	96,005	—
USD	BNP	50,227	11/17/28	Endeavour Silver Corp., 0.250%, 01/15/31	3.64	1,828	—
USD	BNP	37,077	11/17/28	Enovis Corp., 3.875%, 10/15/28	3.64	—	632
USD	BNP	802,230	11/17/28	Eos Energy Enterprises, Inc., 6.750%, 06/15/30	3.64	—	476,452
USD	BNP	304,130	11/17/28	Eos Energy Enterprises, Inc., 1.750%, 12/01/31	3.64	—	154,453

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$1,627,461	11/17/28	Equinox Gold Corp., 4.750%, 10/15/28	3.64%	$—	$1,911
USD	BNP	1,354,542	11/17/28	Evergy, Inc., 4.500%, 12/15/27	3.64	121,959	—
USD	BNP	489,533	11/17/28	Fastly, Inc., 0.000%, 12/15/30	3.64	70,607	—
USD	BNP	35,274	11/17/28	Fastly, Inc., 7.750%, 06/01/28	3.64	8,057	—
USD	BNP	61,874	11/17/28	First Majestic Silver Corp., 0.125%, 01/15/31	3.64	—	711
USD	BNP	81,257	11/17/28	First Majestic Silver Corp., 0.375%, 01/15/27	3.64	239	—
USD	BNP	208,949	11/17/28	Fluence Energy, Inc., 2.250%, 06/15/30	3.64	—	20,068
USD	BNP	642,378	11/17/28	Fluor Corp., 1.125%, 08/15/29	3.64	4,331	—
USD	BNP	449,082	11/17/28	Fortuna Mining Corp., 3.750%, 06/01/29	3.64	25,214	—
USD	SGN	415,300	01/29/27	Galaxy Digital Holdings LP, 2.500%, 12/01/29	3.64	—	126,488
USD	NIP	35,671	11/30/27	Galaxy Digital Holdings LP, 0.500%, 05/01/31	3.64	—	1,313
USD	BNP	510,736	11/17/28	GameStop Corp., 0.000%, 06/15/32	3.64	—	13,445
USD	BNP	114,189	11/17/28	Golar LNG Ltd., 2.750%, 12/15/30	3.64	903	—
USD	BNP	48,091	11/17/28	Grab Holdings Ltd., 0.000%, 06/15/30	3.64	—	3,118
USD	BNP	1,205,407	11/17/28	Granite Construction, Inc., 3.750%, 05/15/28	3.64	104,710	—
USD	BNP	40,995	11/17/28	Green Plains, Inc., 5.250%, 11/01/30	3.64	585	—
USD	BNP	648,291	11/17/28	Greenbrier Cos., Inc., 2.875%, 04/15/28	3.64	3,071	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$1,211,320	11/17/28	Guardant Health, Inc., 0.000%, 11/15/27	3.64%	$—	$46,539
USD	BNP	63,350	11/17/28	Guidewire Software, Inc., 1.250%, 11/01/29	3.64	—	148
USD	BNP	677,858	11/17/28	H World Group Ltd., 3.000%, 05/01/26	3.64	37,680	—
USD	BNP	132,589	11/17/28	Haemonetics Corp., 2.500%, 06/01/29	3.64	—	7,138
USD	BNP	35,234	11/17/28	HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 08/15/28	3.64	6,204	—
USD	BNP	129,547	11/17/28	Herbalife Ltd., 4.250%, 06/15/28	3.64	—	8,312
USD	BNP	73,843	11/17/28	Hims & Hers Health, Inc., 0.000%, 05/15/30	3.64	—	4,036
USD	BNP	83,616	11/17/28	Impinj, Inc., 0.000%, 09/15/29	3.64	376	—
USD	NIP	32,386	11/30/27	indie Semiconductor, Inc., 3.500%, 12/15/29	3.64	—	2,266
USD	BNP	436,593	11/17/28	indie Semiconductor, Inc., 3.500%, 12/15/29	3.64	—	50,425
USD	BNP	3,857,146	11/17/28	InterDigital, Inc., 3.500%, 06/01/27	3.64	—	340,446
USD	BNP	827,937	11/17/28	Intuitive Machines, Inc., 2.500%, 10/01/30	3.64	—	19,470
USD	BNP	316,605	11/17/28	Ionis Pharmaceuticals, Inc., 1.750%, 06/15/28	3.64	—	25,974
USD	BNP	210,849	11/17/28	Ionis Pharmaceuticals, Inc., 0.000%, 12/01/30	3.64	—	12,443
USD	NIP	1,000,445	11/30/27	IREN Ltd., 3.250%, 06/01/30	3.64	—	161,610

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$15,530	11/30/27	IREN Ltd., 0.000%, 07/01/31	3.64%	$—	$1,669
USD	NIP	4,292,162	11/30/27	IREN Ltd., 3.500%, 12/15/29	3.64	—	692,553
USD	BNP	28,714	11/17/28	IREN Ltd., 0.250%, 06/01/32	3.64	—	3,284
USD	BNP	120,197	11/17/28	Itron, Inc., 1.375%, 07/01/30	3.64	—	5,026
USD	BNP	698,836	11/17/28	JBT Marel Corp., 0.375%, 09/15/30	3.64	—	65,394
USD	NIP	43,014	11/30/27	Kite Realty Group LP, 0.750%, 04/01/27	3.64	—	1,855
USD	BNP	293,498	11/17/28	Lantheus Holdings, Inc., 2.625%, 12/15/27	3.64	15,138	—
USD	BNP	50,190	11/17/28	LeMaitre Vascular, Inc., 2.500%, 02/01/30	3.64	4,424	—
USD	BNP	170,357	11/17/28	Li Auto, Inc., 0.250%, 05/01/28	3.64	—	1,161
USD	BNP	265,953	11/17/28	Liberty Live Holdings, Inc., 2.375%, 09/30/53	3.64	670	—
USD	BNP	66,917	11/17/28	Life360, Inc., 0.000%, 06/01/30	3.64	—	8,317
USD	BNP	58,136	11/17/28	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/30	3.64	—	2,173
USD	BNP	407,981	11/17/28	LivaNova PLC, 2.500%, 03/15/29	3.64	8,172	—
USD	BNP	150,046	11/17/28	Live Nation Entertainment, Inc., 3.125%, 01/15/29	3.64	—	7,951
USD	NIP	516,101	11/30/27	Lumentum Holdings, Inc., 0.500%, 12/15/26	3.64	19,853	—
USD	BNP	218,396	11/17/28	Lumentum Holdings, Inc., 0.375%, 03/15/32	3.64	—	17,978
USD	BNP	238,232	11/17/28	Lumentum Holdings, Inc., 1.500%, 12/15/29	3.64	—	25,561

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$236,492	11/17/28	Lumentum Holdings, Inc., 0.500%, 06/01/28	3.64%	$—	$648
USD	BNP	1,704,512	11/17/28	Lumentum Holdings, Inc., 0.500%, 12/15/26	3.64	4,351,795	—
USD	BNP	58,819	11/17/28	Lyft, Inc., 0.625%, 03/01/29	3.64	—	948
USD	BNP	17,160	11/17/28	Lyft, Inc., 0.000%, 09/15/30	3.64	—	2,075
USD	BNP	216,960	11/17/28	Match Group Financeco 3, Inc., 2.000%, 01/15/30	3.64	—	3,685
USD	BNP	191,756	11/17/28	Mirion Technologies, Inc., 0.250%, 06/01/30	3.64	—	32,772
USD	BNP	1,662,513	11/17/28	Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29	3.64	344,057	—
USD	BNP	1,697,705	11/17/28	MKS, Inc., 1.250%, 06/01/30	3.64	—	105,590
USD	BNP	78,266	11/17/28	NCL Corp. Ltd., 1.125%, 02/15/27	3.64	—	1,999
USD	BNP	79,779	11/17/28	NCL Corp. Ltd., 0.875%, 04/15/30	3.64	—	1,467
USD	BNP	48,993	11/17/28	NCL Corp. Ltd., 0.750%, 09/15/30	3.64	—	5,263
USD	NIP	55,042	11/30/27	Nebius Group NV, 2.000%, 06/05/29	3.64	1,018	—
USD	NIP	79,143	11/30/27	Nebius Group NV, 3.000%, 06/05/31	3.64	1,186	—
USD	BNP	110,514	11/17/28	Nebius Group NV, 1.000%, 09/15/30	3.64	—	7,165
USD	BNP	2,895,555	11/17/28	Nebius Group NV, 2.000%, 06/05/29	3.64	—	63,956
USD	BNP	2,257,489	11/17/28	Nebius Group NV, 3.000%, 06/05/31	3.64	—	74,963

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$97,774	11/17/28	Nebius Group NV, 2.750%, 09/15/32	3.64%	$—	$7,682
USD	BNP	192,953	11/17/28	Nebius Group NV, 1.250%, 03/15/31	3.64	—	7,872
USD	BNP	32,846	11/17/28	Oddity Finance LLC, 0.000%, 06/15/30	3.64	—	8,941
USD	BNP	44,444	11/17/28	Omnicell, Inc.	3.64	2,541	—
USD	BNP	379,025	11/17/28	ON Semiconductor Corp., 0.500%, 03/01/29	3.64	11,134	—
USD	BNP	515,489	11/17/28	ON Semiconductor Corp., 0.000%, 05/01/27	3.64	—	41,387
USD	BNP	–	11/17/28	Opendoor Technologies, Inc.	3.64	32	—
USD	BNP	849,735	11/17/28	Opendoor Technologies, Inc., 7.000%, 05/15/30	3.64	—	220,910
USD	BNP	181,156	11/17/28	Oscar Health, Inc., 2.250%, 09/01/30	3.64	—	15,781
USD	BNP	430,179	11/17/28	OSI Systems, Inc., 2.250%, 08/01/29	3.64	—	8,546
USD	BNP	438,284	11/17/28	OSI Systems, Inc., 0.500%, 02/01/31	3.64	—	9,965
USD	BNP	142,637	11/17/28	Pacira BioSciences, Inc., 2.125%, 05/01/29	3.64	—	1,464
USD	BNP	834,809	11/17/28	Pagaya Technologies Ltd., 6.125%, 10/01/29	3.64	—	387,682
USD	NIP	42,355	11/30/27	PAR Technology Corp., 2.875%, 04/15/26	3.64	—	285

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$130,667	11/17/28	Parsons Corp., 2.625%, 03/01/29	3.64%	$—	$12,040
USD	BNP	329,850	11/17/28	Patrick Industries, Inc., 1.750%, 12/01/28	3.64	32,306	—
USD	BNP	73,191	11/17/28	Peloton Interactive, Inc., 5.500%, 12/01/29	3.64	—	8,000
USD	BNP	395,268	11/17/28	Penguin Solutions, Inc., 2.000%, 08/01/30	3.64	2,661	—
USD	BNP	321,448	11/17/28	Penguin Solutions, Inc., 2.000%, 02/01/29	3.64	—	6,442
USD	BNP	63,398	11/17/28	Pitney Bowes, Inc., 1.500%, 08/15/30	3.64	—	2,661
USD	BNP	1,106,711	11/17/28	Planet Labs PBC, 0.500%, 10/15/30	3.64	25,312	—
USD	BNP	157,119	11/17/28	Plug Power, Inc., 6.750%, 12/01/33	3.64	—	1,485
USD	BNP	153,349	11/17/28	Porch Group Inc., 6.750%, 10/01/28	3.64	—	706
USD	BNP	1,160,662	11/17/28	PTC Therapeutics, Inc., 1.500%, 09/15/26	3.64	—	39,369
USD	BNP	404,040	11/17/28	RealReal, Inc., 4.000%, 02/15/31	3.64	—	48,263
USD	BNP	36,947	11/17/28	Rivian Automotive, Inc., 4.625%, 03/15/29	3.64	—	6,847
USD	BNP	4,330,755	11/17/28	Seagate HDD Cayman, 3.500%, 06/01/28	3.64	888,446	—
USD	BNP	562,673	11/17/28	Semtech Corp., 1.625%, 11/01/27	3.64	47,823	—
USD	BNP	21,556	11/17/28	Semtech Corp., 0.000%, 10/15/30	3.64	—	274
USD	BNP	574,436	11/17/28	Silvercorp Metals, Inc., 4.750%, 12/15/29	3.64	6,546	—
USD	BNP	576,490	11/17/28	Snowflake, Inc., 0.000%, 10/01/27	3.64	—	37,112
USD	BNP	278,913	11/17/28	Snowflake, Inc., 0.000%, 10/01/29	3.64	—	25,248

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$114,341	11/30/27	SoFi Technologies, Inc., 1.250%, 03/15/29	3.64%	$—	$8,845
USD	BNP	1,424,252	11/17/28	SoFi Technologies, Inc., 1.250%, 03/15/29	3.64	—	351,434
USD	BNP	454,895	11/17/28	SoFi Technologies, Inc., 0.000%, 10/15/26	3.64	—	91,568
USD	BNP	855,630	11/17/28	SolarEdge Technologies, Inc., 2.250%, 07/01/29	3.64	110,053	—
USD	BNP	1,374,501	11/17/28	Solaris Energy Infrastructure, Inc., 4.750%, 05/01/30	3.64	151,101	—
USD	BNP	61,467	11/17/28	Solaris Energy Infrastructure, Inc., 0.250%, 10/01/31	3.64	—	1,237
USD	BNP	151,778	11/17/28	Sphere Entertainment Co., 3.500%, 12/01/28	3.64	6,954	—
USD	BNP	1,986,448	11/17/28	Stride, Inc., 1.125%, 09/01/27	3.64	—	73,674
USD	BNP	331,276	11/17/28	Super Micro Computer, Inc., 0.000%, 06/15/30	3.64	—	93,211
USD	BNP	79,317	11/17/28	Super Micro Computer, Inc., 3.500%, 03/01/29	3.64	—	18,316
USD	BNP	469,289	11/17/28	Super Micro Computer, Inc., 2.250%, 07/15/28	3.64	—	114,403
USD	BNP	42,246	11/17/28	T1 Energy, Inc., 5.250%, 12/01/30	3.64	—	12,432
USD	BNP	35,274	11/17/28	Tandem Diabetes Care, Inc., 1.500%, 03/01/29	3.64	—	2,580
USD	BNP	20,776	11/17/28	Tempus AI, Inc., 0.750%, 07/15/30	3.64	—	1,632

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$1,967,173	11/30/27	Terawulf, Inc., 2.750%, 02/01/30	3.64%	$—	$136,902
USD	BNP	110,627	11/17/28	Terawulf, Inc., 2.750%, 02/01/30	3.64	18,552	—
USD	BNP	241,193	11/17/28	Tetra Tech, Inc., 2.250%, 08/15/28	3.64	—	20,297
USD	BNP	1,149,579	11/17/28	TransMedics Group, Inc., 1.500%, 06/01/28	3.64	—	173,629
USD	BNP	61,521	11/17/28	Transocean International Ltd., 4.625%, 09/30/29	3.64	—	2,528
USD	BNP	127,962	11/17/28	Trip.com Group Ltd., 0.750%, 06/01/29	3.64	—	8,441
USD	BNP	300,775	11/17/28	Uber Technologies, Inc., 0.000%, 05/15/28	3.64	—	15,995
USD	BNP	30,547	11/17/28	Ultra Clean Holdings, Inc., 03/15/31	3.64	240	—
USD	BNP	45,830	11/17/28	Unity Software, Inc.	3.64	1,075	—
USD	BNP	385,667	11/17/28	Upstart Holdings, Inc., 2.000%, 10/01/29	3.64	—	150,186
USD	BNP	297,879	11/17/28	Veeco Instruments, Inc., 2.875%, 06/01/29	3.64	19,758	—
USD	BNP	492,817	11/17/28	Viavi Solutions, Inc., 0.625%, 03/01/31	3.64	140,982	—
USD	BNP	686,816	11/17/28	Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.64	—	29,171
USD	BNP	11,940	11/17/28	Wayfair, Inc., 3.250%, 09/01/27	3.64	268	—
USD	BNP	1,327,415	11/17/28	Wayfair, Inc., 3.500%, 11/15/28	3.64	—	268,776
USD	NIP	4,395,488	11/30/27	Western Digital Corp., 3.000%, 11/15/28	3.64	—	171,259

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$5,573,770	11/17/28	Western Digital Corp., 3.000%, 11/15/28	3.64%	$2,409,366	$—
USD	BNP	291,068	11/17/28	Workiva, Inc., 1.250%, 08/15/28	3.64	—	8,059
USD	BNP	211,387	11/17/28	World Kinect Corp., 3.250%, 07/01/28	3.64	—	9,704
USD	BNP	232,053	11/17/28	Xometry, Inc., 0.750%, 06/15/30	3.64	—	39,381
USD	BNP	368,997	11/17/28	Xometry, Inc., 1.000%, 02/01/27	3.64	—	17,789
USD	BNP	335,127	11/17/28	Zoetis, Inc., 0.250%, 06/15/29	3.64	1,384	—
Short Position Contract
USD	BNP	5,827	11/17/28	A10 Networks, Inc.	3.64	—	831
USD	BNP	126,611	11/17/28	ADTRAN Holdings, Inc.	3.64	—	2,535
USD	BNP	824,621	11/17/28	Advanced Energy Industries, Inc.	3.64	—	13,373
USD	BNP	141,593	11/17/28	Affirm Holdings, Inc.	3.64	36,817	—
USD	BNP	429,666	11/17/28	Akamai Technologies, Inc.	3.64	—	16,023
USD	BNP	14,481	11/17/28	Alarm.com Holdings, Inc.	3.64	1,007	—
USD	BNP	195,965	11/17/28	Alibaba Group Holding Ltd.	3.64	9,802	—
USD	NIP	6,843	11/30/27	Alphatec Holdings, Inc.	3.64	1,252	—
USD	BNP	15,780	11/17/28	ANI Pharmaceuticals, Inc.	3.64	1,170	—
USD	BNP	1,944,899	11/17/28	Applied Digital Corp.	3.64	235,697	—
USD	BNP	1,892,658	11/17/28	Applied Optoelectronics, Inc.	3.64	340,622	—
USD	BNP	43,590	11/17/28	Array Technologies, Inc.	3.64	15,513	—
USD	BNP	229,942	11/17/28	Arrowhead Pharmaceuticals, Inc.	3.64	20,045	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$110,123	11/17/28	Ascendis Pharma AS	3.64%	$5,147	$—
USD	BNP	268,210	11/17/28	AST SpaceMobile, Inc.	3.64	40,592	—
USD	BNP	165,253	11/17/28	Astronics Corp.	3.64	—	18,304
USD	BNP	140,042	11/17/28	Aurora Innovation, Inc.	3.64	12,638	—
USD	BNP	100,341	11/17/28	Avnet, Inc.	3.64	—	1,999
USD	BNP	64,858	11/17/28	B2Gold Corp.	3.64	9,186	—
USD	BNP	34,537	11/17/28	Bill Holdings, Inc.	3.64	4,436	—
USD	BNP	7,219	11/17/28	BioMarin Pharmaceutical, Inc.	3.64	610	—
USD	NIP	13,746	11/30/27	Bitdeer Technologies Group	3.64	—	1,044
USD	BNP	112,064	11/17/28	BlackLine, Inc.	3.64	17,505	—
USD	BMO	596,410	04/01/27	Bloom Energy Corp.	3.64	42,933	—
USD	BNP	5,937,591	11/17/28	Bloom Energy Corp.	3.64	—	187,985
USD	BNP	13,065	11/17/28	Box, Inc.	3.64	254	—
USD	NIP	566,369	11/30/27	Bridgebio Pharma, Inc.	3.64	—	51,299
USD	BNP	661,753	11/17/28	Bridgebio Pharma, Inc.	3.64	—	18,105
USD	BNP	30,359	11/17/28	Camtek Ltd.	3.64	1,707	—
USD	BNP	78,909	11/17/28	Canadian Solar, Inc.	3.64	27,145	—
USD	BNP	18,544	11/17/28	Check Point Software Technologies Ltd.	3.64	2,261	—
USD	BNP	83,481	11/17/28	Cheesecake Factory, Inc.	3.64	7,935	—
USD	SGN	176,710	01/29/27	Cipher Digital, Inc.	3.64	74,496	—
USD	NIP	1,158,664	11/30/27	Cipher Digital, Inc.	3.64	191,342	—
USD	BNP	914,772	11/17/28	Cipher Digital, Inc.	3.64	284,248	—
USD	NIP	20,984	11/30/27	Cleanspark, Inc.	3.64	1,675	—
USD	BNP	171	11/17/28	Cleanspark, Inc.	3.64	26	—
USD	BNP	1,093,653	11/17/28	Cloudflare, Inc.	3.64	60,627	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$17,769	11/17/28	Cogent Biosciences, Inc.	3.64%	$—	$1,282
USD	BNP	425,319	11/17/28	Cohu, Inc.	3.64	—	9,014
USD	BNP	33,208	11/17/28	Collegium Pharmaceutical, Inc.	3.64	9,930	—
USD	BNP	2,535	11/17/28	Commvault Systems, Inc.	3.64	666	—
USD	BNP	63,793	11/17/28	Compass, Inc.	3.64	22,104	—
USD	BOA	166,487	10/30/26	Core Scientific, Inc.	3.64	49,225	—
USD	NIP	628,615	11/30/27	Core Scientific, Inc.	3.64	70,478	—
USD	BNP	580,062	11/17/28	Core Scientific, Inc.	3.64	79,920	—
USD	BNP	27,399	11/17/28	CoreWeave, Inc.	3.64	4,626	—
USD	BNP	142,739	11/17/28	CorMedix, Inc.	3.64	44,005	—
USD	BNP	37,430	11/17/28	Cracker Barrel Old Country Store, Inc., 1.750%, 09/15/30	3.64	38	—
USD	BNP	168,340	11/17/28	CRISPR Therapeutics AG	3.64	14,944	—
USD	BNP	34,497	11/17/28	Cytokinetics, Inc.	3.64	952	—
USD	BNP	13,108	11/17/28	Datadog, Inc.	3.64	950	—
USD	BNP	196,598	11/17/28	Denison Mines Corp.	3.64	—	2,351
USD	BNP	52,386	11/17/28	Dexcom, Inc.	3.64	7,238	—
USD	BNP	1,128,495	11/17/28	DigitalOcean Holdings, Inc.	3.64	—	69,224
USD	BNP	11,165	11/17/28	DoorDash, Inc.	3.64	207	—
USD	BNP	240,755	11/17/28	Dropbox, Inc.	3.64	31,465	—
USD	BNP	271,795	11/17/28	Encore Capital Group, Inc.	3.64	—	103,249
USD	BNP	25,999	11/17/28	Endeavour Silver Corp.	3.64	—	2,292
USD	BNP	37,764	11/17/28	Energy Vault Holdings, Inc.	3.64	5,447	—
USD	BNP	51,453	11/17/28	Enovis Corp.	3.64	1,272	—
USD	BNP	828,905	11/17/28	Eos Energy Enterprises, Inc.	3.64	561,166	—
USD	BNP	1,432,493	11/17/28	Equinox Gold Corp.	3.64	36,697	—
USD	BNP	1,200,276	11/17/28	Evergy, Inc.	3.64	—	102,378
USD	BNP	523,161	11/17/28	Fastly, Inc.	3.64	—	71,703

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$93,193	11/17/28	First Majestic Silver Corp.	3.64%	$—	$1,783
USD	BNP	115,760	11/17/28	Fluence Energy, Inc.	3.64	19,782	—
USD	BNP	389,078	11/17/28	Fluor Corp.	3.64	—	3,862
USD	BNP	343,412	11/17/28	Fortuna Mining Corp.	3.64	—	5,017
USD	BOA	375	11/17/26	Galaxy Digital, Inc.	3.64	99	—
USD	SGN	314,973	01/29/27	Galaxy Digital, Inc.	3.64	142,336	—
USD	NIP	171,900	11/30/27	Galaxy Digital, Inc.	3.64	17,024	—
USD	BNP	5,146	11/17/28	Galaxy Digital, Inc.	3.64	758	—
USD	BNP	306,374	11/17/28	GameStop Corp.	3.64	2,508	1,695
USD	BNP	66,737	11/17/28	Golar LNG Ltd.	3.64	—	1,813
USD	BNP	25,558	11/17/28	Grab Holdings Ltd.	3.64	2,024	—
USD	BNP	1,154,650	11/17/28	Granite Construction, Inc.	3.64	—	109,300
USD	BNP	27,847	11/17/28	Green Plains, Inc.	3.64	—	543
USD	BNP	375,549	11/17/28	Greenbrier Cos., Inc.	3.64	3,509	—
USD	BNP	4,790	11/17/28	Groupon, Inc.	3.64	—	445
USD	BNP	304,891	11/17/28	Guardant Health, Inc.	3.64	—	730
USD	BNP	19,265	11/17/28	Guidewire Software, Inc.	3.64	1,021	—
USD	NIP	172,461	11/30/27	H World Group Ltd.	3.64	13,094	—
USD	BNP	832,564	11/17/28	H World Group Ltd.	3.64	—	48,031
USD	BNP	30,691	11/17/28	HA Sustainable Infrastructure Capital, Inc.	3.64	—	2,234
USD	BNP	38,238	11/17/28	Haemonetics Corp.	3.64	7,019	—
USD	BNP	86,381	11/17/28	Herbalife Ltd.	3.64	12,377	—
USD	BNP	19,296	11/17/28	Hims & Hers Health, Inc.	3.64	3,022	—
USD	BNP	17,901	11/17/28	Impinj, Inc.	3.64	—	377
USD	BNP	350,421	11/17/28	indie Semiconductor, Inc.	3.64	29,191	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$ 14,333	11/17/28	Indivior Pharmaceuticals, Inc.	3.64%	$40	$—
USD	BNP	33,046	11/17/28	Inotiv, Inc.	3.64	26,571	—
USD	BNP	3,834,208	11/17/28	InterDigital, Inc.	3.64	322,633	—
USD	BNP	604,506	11/17/28	Intuitive Machines, Inc.	3.64	37,722	—
USD	BNP	356,508	11/17/28	Ionis Pharmaceuticals, Inc.	3.64	33,957	—
USD	NIP	4,612,401	11/30/27	IREN Ltd.	3.64	883,078	—
USD	BNP	23,097	11/17/28	IREN Ltd.	3.64	5,479	—
USD	BNP	45,749	11/17/28	Itron, Inc.	3.64	3,179	—
USD	BNP	302,859	11/17/28	JBT Marel Corp.	3.64	60,961	—
USD	NIP	24,771	11/30/27	Kite Realty Group Trust	3.64	1,668	—
USD	BNP	4,328	11/17/28	Kite Realty Group Trust	3.64	81	—
USD	NIP	4,919	11/30/27	Lantheus Holdings, Inc.	3.64	—	148
USD	BNP	244,828	11/17/28	Lantheus Holdings, Inc.	3.64	—	19,711
USD	BNP	23,643	11/17/28	LeMaitre Vascular, Inc.	3.64	—	3,647
USD	BNP	473,640	04/26/27	Lenovo Group Ltd.	3.64	17,370	—
USD	BNP	11,355	11/17/28	Li Auto, Inc.	3.64	569	—
USD	BNP	24,762	11/17/28	Life360, Inc.	3.64	5,171	—
USD	BNP	38,267	11/17/28	Ligand Pharmaceuticals, Inc.	3.64	2,134	—
USD	BNP	216,327	11/17/28	LivaNova PLC	3.64	5,584	—
USD	BNP	1,622,391	11/17/28	Live Nation Entertainment, Inc.	3.64	—	13,572
USD	BOA	18,178	04/01/30	Lucid Group, Inc.	3.64	1,082	—
USD	NIP	786,060	11/30/27	Lumentum Holdings, Inc.	3.64	—	30,352
USD	BNP	2,002,791	11/17/28	Lumentum Holdings, Inc.	3.64	—	4,401,970
USD	BNP	26,729	11/17/28	Lyft, Inc.	3.64	850	—
USD	BNP	6,663	11/17/28	MakeMyTrip Ltd.	3.64	250	—
USD	NIP	8,461	11/30/27	Match Group, Inc.	3.64	71	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$ 18,130	11/17/28	Match Group, Inc.	3.64%	$382	$—
USD	BNP	110,351	11/17/28	Microchip Technology, Inc.	3.64	8,408	—
USD	BNP	109,393	11/17/28	Mirion Technologies, Inc.	3.64	28,482	—
USD	BNP	1,551,004	11/17/28	Mirum Pharmaceuticals, Inc.	3.64	—	325,172
USD	BNP	1,322,140	11/17/28	MKS, Inc.	3.64	96,927	—
USD	BNP	4,420,332	11/17/28	Nebius Group NV	3.64	—	168,692
USD	BNP	142,441	11/17/28	Norwegian Cruise Line Holdings Ltd.	3.64	17,821	—
USD	BNP	24,665	11/17/28	Nutanix, Inc.	3.64	683	—
USD	BNP	47,390	11/17/28	Oddity Tech Ltd.	3.64	28,475	—
USD	BNP	18,751	11/17/28	Omnicell, Inc.	3.64	3,298	—
USD	BNP	587,918	11/17/28	ON Semiconductor Corp.	3.64	59,987	—
USD	BNP	753,351	11/17/28	Opendoor Technologies, Inc.	3.64	218,288	—
USD	BNP	61,810	11/17/28	Ormat Technologies, Inc.	3.64	—	2,314
USD	BNP	64,258	11/17/28	Oscar Health, Inc.	3.64	10,929	—
USD	BNP	566,761	11/17/28	OSI Systems, Inc.	3.64	31,021	—
USD	BNP	83,893	11/17/28	Pacira BioSciences, Inc.	3.64	689	—
USD	BNP	651,214	11/17/28	Pagaya Technologies Ltd.	3.64	383,736	—
USD	BNP	98,343	11/17/28	Palo Alto Networks, Inc.	3.64	2,001	—
USD	BNP	19,274	11/17/28	PAR Technology Corp.	3.64	1,200	—
USD	BNP	109,824	11/17/28	Parsons Corp.	3.64	20,076	—
USD	BNP	298,086	11/17/28	Patrick Industries, Inc.	3.64	—	25,653
USD	BNP	41,492	11/17/28	Peloton Interactive, Inc.	3.64	5,297	—
USD	BNP	367,751	11/17/28	Penguin Solutions, Inc.	3.64	74,309	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$ 25,283	11/17/28	PG&E Corp.	3.64%	$—	$546
EUR	BNP	240,264	07/06/26	Pharming Group NV	1.93	—	3,738
USD	BNP	1,103,685	04/26/27	Ping An Insurance Group Co. of China Ltd.	3.64	90,510	—
USD	BNP	66,653	11/17/28	Pitney Bowes, Inc.	3.64	—	127
USD	BNP	971,098	11/17/28	Planet Labs PBC	3.64	—	13,064
USD	BNP	93,647	11/17/28	Plug Power, Inc.	3.64	3,721	—
CAD	BNP	11,788	03/07/28	Premium Brands Holdings Corp.	2.27	2,006	—
USD	BNP	7,796	11/17/28	Progress Software Corp.	3.64	2,821	—
USD	BNP	860,669	11/17/28	PTC Therapeutics, Inc.	3.64	—	46,191
USD	BNP	352,023	11/17/28	RealReal, Inc.	3.64	73,166	—
USD	BNP	16,811	11/17/28	Rivian Automotive, Inc.	3.64	1,943	—
USD	BNP	13,915	11/17/28	Rubrik, Inc.	3.64	1,282	—
USD	BNP	24,383	11/17/28	Sarepta Therapeutics, Inc.	3.64	865	—
USD	BNP	4,318,463	11/17/28	Seagate Technology Holdings PLC	3.64	—	906,852
USD	BNP	655,532	11/17/28	Semtech Corp.	3.64	—	26,570
USD	BMO	4,578	04/01/27	Shift4 Payments, Inc.	3.64	730	—
USD	NIP	219,280	11/30/27	Silvercorp Metals, Inc.	3.64	—	30,942
USD	BNP	415,586	11/17/28	Silvercorp Metals, Inc.	3.64	—	63,487
USD	NIP	9,306	11/30/27	Sirius XM Holdings, Inc.	3.64	—	914
USD	BNP	15,170	11/17/28	Sirius XM Holdings, Inc.	3.64	—	385
USD	BNP	492,366	11/17/28	Snowflake, Inc.	3.64	69,672	—
USD	NIP	180,287	11/30/27	SoFi Technologies, Inc.	3.64	17,646	—
USD	BNP	1,401,348	11/17/28	SoFi Technologies, Inc.	3.64	497,446	—
USD	BNP	620,150	11/17/28	SolarEdge Technologies, Inc.	3.64	—	115,681

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$ 1,213,605	11/17/28	Solaris Energy Infrastructure, Inc.	3.64%	$—	$69,389
USD	BNP	15,219	11/17/28	Spectrum Brands Holdings, Inc.	3.64	—	920
USD	BNP	141,948	11/17/28	Sphere Entertainment Co.	3.64	—	7,019
USD	BNP	1,554,388	11/17/28	Stride, Inc.	3.64	—	89,210
USD	BNP	342,671	11/17/28	Super Micro Computer, Inc.	3.64	71,901	—
USD	BNP	27,275	11/17/28	T1 Energy, Inc.	3.64	12,202	—
USD	BNP	81,238	11/17/28	Tandem Diabetes Care, Inc.	3.64	21,283	—
AUD	BNP	20,011	04/12/27	Telix Pharmaceuticals Ltd.	4.10	—	3,551
USD	BNP	11,813	11/17/28	Tempus AI, Inc.	3.64	2,091	—
USD	NIP	1,628,505	11/30/27	Terawulf, Inc.	3.64	143,064	—
USD	BNP	58,679	11/17/28	Terawulf, Inc.	3.64	7,171	—
USD	BNP	108,395	11/17/28	Tetra Tech, Inc.	3.64	18,317	—
USD	BNP	771,948	11/17/28	TransMedics Group, Inc.	3.64	180,738	—
USD	BNP	54,566	11/17/28	Transocean Ltd.	3.64	2,593	—
USD	BNP	45,640	11/17/28	Trip.com Group Ltd.	3.64	6,560	—
USD	BNP	432,638	11/17/28	U.S. Treasury Bills, 0.001%, 12/24/26	3.64	—	724
USD	BNP	48,999	11/17/28	U.S. Treasury Notes, 3.875%, 09/30/32	3.64	644	—
USD	BNP	1,367,195	11/17/28	U.S. Treasury Notes, 3.500%, 03/15/29	3.64	—	1,593
USD	BNP	1,040,025	11/17/28	U.S. Treasury Notes, 3.500%, 02/28/31	3.64	—	5,424
USD	BNP	91,621	11/17/28	U.S. Treasury Notes, 3.750%, 02/28/33	3.64	—	522
USD	BNP	1,456,163	11/17/28	U.S. Treasury Notes, 3.750%, 02/29/28	3.64	—	1,297

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 3/31/2026	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$ 1,440,150	11/17/28	U.S. Treasury Notes, 3.500%, 09/30/29	3.64%	$20,471	$—
USD	BNP	27,230	11/17/28	Ultra Clean Holdings, Inc.	3.64	—	251
USD	BNP	16,036	11/17/28	Unity Software, Inc.	3.64	—	1,558
USD	BNP	156,760	11/17/28	Upstart Holdings, Inc.	3.64	70,490	—
USD	BNP	59,899	11/17/28	Varonis Systems, Inc.	3.64	11,534	—
USD	NIP	21,634	11/30/27	Veeco Instruments, Inc.	3.64	—	3,800
USD	BNP	171,462	11/17/28	Veeco Instruments, Inc.	3.64	—	10,045
USD	BNP	455,449	11/17/28	Viavi Solutions, Inc.	3.64	—	123,810
USD	BNP	268,705	11/17/28	Vishay Intertechnology, Inc.	3.64	14,967	—
USD	BNP	2,121,233	11/17/28	Wayfair, Inc.	3.64	459,387	—
USD	NIP	2,688,667	11/30/27	Western Digital Corp.	3.64	103,087	—
USD	BNP	6,111,457	11/17/28	Western Digital Corp.	3.64	—	3,487,897
USD	BNP	289,603	11/17/28	WisdomTree, Inc.	3.64	4,029	—
USD	BNP	76,136	11/17/28	Workiva, Inc.	3.64	4,707	—
USD	BNP	86,191	11/17/28	World Kinect Corp.	3.64	9,269	—
USD	BNP	348,924	11/17/28	Xometry, Inc.	3.64	98,082	—
USD	BNP	20,277	11/17/28	Ziff Davis, Inc.	3.64	1,397	—
USD	BNP	137,021	11/17/28	Zoetis, Inc.	3.64	—	2,216
USD	BNP	1,226	11/17/28	Zscaler, Inc.	3.64	104	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$16,489,595	$17,918,211

>	For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. The financing charge rate for long positions is the Overnight Bank Funding Rate (OBFR) plus a spread of up to 80 basis points. For short position contracts, the Portfolio pays appreciation and dividends/ interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate. Generally, the financing charge rate for short positions is the OBFR minus a spread of up to 214 basis points, with one specific position having a rate of OBFR minus a spread of 264 basis points.

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 80.6%
Commodity | 4.9%
U.S. Copper Index Fund	9,229	$317,754
U.S. Oil Fund LP	2,016	256,536
WisdomTree Aluminium	120,992	559,185
		1,133,475
Equity Funds | 50.8%
Franklin FTSE Latin America ETF	13,035	368,630
Invesco QQQ Trust, Series 1	2,293	1,323,474
iShares MSCI Japan ETF	11,108	937,959
iShares MSCI USA Momentum Factor ETF	1,556	373,424
Lazard Next Gen Technologies ETF (a)	11,841	399,415
State Street SPDR EURO STOXX 50 ETF	15,981	992,100
Vanguard S&P 500 ETF	3,450	2,061,547
Vanguard S&P 500 Growth ETF	5,946	2,424,125
Vanguard S&P 500 Value ETF	13,297	2,709,796
		11,590,470
Fixed Income | 24.9%
iShares 1-3 Year Treasury Bond ETF	14,691	1,213,036
iShares 20+ Year Treasury Bond ETF	32,350	2,804,422
iShares iBoxx USD Investment Grade Corporate Bond ETF	6,710	731,323
iShares International Treasury Bond ETF	22,756	934,361
		5,683,142
Total Exchange-Traded Funds (Cost $14,401,046)		18,407,087
Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Short-Term Investments | 19.1%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a) (Cost $4,355,096)	4,355,096	$4,355,096
Total Investments | 99.7% (Cost $18,756,142)		$22,762,183
Cash and Other Assets in Excess of Liabilites | 0.3%		58,736
Net Assets | 100.0%		$22,820,919

(a)	Affiliated investments.

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$1,496,981	$3,742,147	$(884,032)	$—	$—	$17,263	4,355,096	$4,355,096
Lazard Next Gen Technologies ETF	457,325	—	(13,079)	(1,044)	(43,787)	897	11,841	399,415
Total Securities	$1,954,306	$3,742,147	$(897,111)	$(1,044)	$(43,787)	$18,160	4,366,937	$4,754,511

Lazard Opportunistic Strategies Portfolio (concluded)

Currency	Counter- party	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation		Unrealized Depreciation
USD	GSC	$594,248	12/09/26	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+ 1.05bps	Upon Maturity(a)	$99,520		$—
USD	GSC	791,071	12/21/26	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+ 0.45bps	Upon Maturity(a)	21,867		—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements								$121,387	*	$—	*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $10,213.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of March 31, 2026:

Securities within GSCBLZEG (SOFR+1.05bps)	Shares	Fair Value
BAE Systems PLC	6,974	$203,078
Exosens SAS	118	8,347
Hensoldt AG	268	23,418
Kongsberg Gruppen ASA	2,043	87,086
Leonardo SpA	1,343	90,096
Renk Group AG	232	13,579
Rheinmetall AG	107	178,650
Saab AB, Class B	1,259	82,110
Theon International PLC	170	6,072
Tkms AG& Co KGaA	148	13,446
Total Fair Value		$705,882
Securities within GSCBLZTH (SOFR+0.45bps)	Shares	Fair Value
Abivax SA, ADR	240	$26,724
Apogee Therapeutics, Inc.	237	19,948
Arcutis Biotherapeutics, Inc.	1,037	24,432
Argenx SE, ADR	103	75,217
Ascendis Pharma A/S, ADR	205	46,890
Axsome Therapeutics, Inc.	305	51,551
Disc Medicine, Inc.	197	12,596
Insmed, Inc.	306	50,037
Ionis Pharmaceuticals, Inc.	372	27,933
Madrigal Pharmaceuticals, Inc.	79	41,354
Maze Therapeutics, Inc.	225	6,716
Mirum Pharmaceuticals, Inc.	232	21,432
Newamsterdam Pharma Co NV	323	10,339
Rhythm Pharmaceuticals, Inc.	345	30,005
Roivant Sciences Ltd.	2,043	56,591
Scholar Rock Holding Corp.	257	12,634
Terns Pharmaceuticals, Inc.	334	17,608
TG Therapeutics, Inc.	480	15,946
Vera Therapeutics, Inc.	242	9,736
Viridian Therapeutics, Inc.	373	7,296
Xenon Pharmaceuticals, Inc.	273	15,875
Total Fair Value		$580,860

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 72.0%
Australia | 1.9%
Anglogold Ashanti PLC	27	$2,709
Aurizon Holdings Ltd.	8,552	23,576
BHP Group Ltd.	320	11,692
Evolution Mining Ltd.	113	1,024
Fortescue Ltd.	125	1,766
Goodman Group REIT	1,672	29,765
Northern Star Resources Ltd.	125	1,825
Rio Tinto PLC	96	8,924
South32 Ltd.	361	1,085
Transurban Group	3,938	38,272
		120,638
Belgium | 0.1%
Warehouses De Pauw CVA REIT	339	8,811
Brazil | 1.6%
Iguatemi SA	4,800	25,891
Motiva Infraestrutura de Mobilidade SA	9,600	29,301
Multiplan Empreendimentos Imobiliarios SA	5,700	35,004
Suzano SA	100	1,002
Vale SA	100	1,592
Wheaton Precious Metals Corp.	26	3,413
Yara International ASA	94	5,472
		101,675
Canada | 5.1%
Agnico Eagle Mines Ltd.	42	8,525
Alamos Gold, Inc., Class A	31	1,379
Atco Ltd., Class I	917	44,884
Barrick Mining Corp.	145	5,926
Boardwalk Real Estate Investment Trust REIT	669	30,274
Canadian National Railway Co.	212	21,820
Enbridge, Inc.	204	11,059
First Capital Real Estate Investment Trust REIT	1,521	22,545
Franco-Nevada Corp.	21	5,200
Granite Real Estate Investment Trust REIT	594	34,929
Hydro One Ltd. (#)	1,369	56,537
Kinross Gold Corp.	220	6,726
Lundin Gold, Inc.	31	2,369
Description	Shares	Fair Value
Nutrien Ltd.	176	$13,286
TC Energy Corp.	807	50,518
Teck Resources Ltd., Class B	16	829
		316,806
China | 1.1%
C&D International Investment Group Ltd.	4,000	6,452
China Overseas Land & Investment Ltd.	19,500	28,976
China Resources Land Ltd.	2,500	9,355
Hopson Development Holdings Ltd. (*)	11,668	4,008
Midea Real Estate Holding Ltd. (#)	7,000	3,148
Seazen Group Ltd. (*)	18,000	4,815
Yuexiu Property Co. Ltd.	21,000	10,185
		66,939
Finland | 0.0%
Stora Enso OYJ, R Shares	129	1,520
France | 3.1%
Aeroports de Paris SA	111	13,506
Covivio SA REIT	257	15,365
Engie SA	2,159	69,607
Klepierre SA REIT	344	12,966
TotalEnergies SE	136	12,557
Vinci SA	462	69,193
		193,194
Germany | 0.2%
TAG Immobilien AG	553	8,649
Vonovia SE	182	4,532
		13,181
Hong Kong | 1.3%
Henderson Land Development Co. Ltd.	2,000	7,418
Hongkong Land Holdings Ltd.	1,000	7,822
Kerry Properties Ltd.	2,500	7,009
Link REIT	3,400	15,742
Swire Properties Ltd.	4,400	12,788
Wharf Real Estate Investment Co. Ltd.	11,000	31,891
		82,670

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Israel | 0.0%
ICL Group Ltd.	257	$1,324
Italy | 0.8%
Terna - Rete Elettrica Nazionale	4,605	52,736
Japan | 3.2%
Central Japan Railway Co.	400	10,358
Daiwa House Industry Co. Ltd.	500	15,630
East Japan Railway Co.	1,200	27,387
Hankyu Hanshin Holdings, Inc.	600	17,345
Hoshino Resorts REIT, Inc.	3	4,613
Hulic Co. Ltd.	2,400	27,938
Industrial & Infrastructure Fund Investment Corp. REIT	18	16,102
Japan Prime Realty Investment Corp. REIT	23	14,115
Japan Real Estate Investment Corp. REIT	17	12,521
Katitas Co. Ltd.	300	6,026
KDX Realty Investment Corp. REIT	10	10,160
Nippon Steel Corp.	500	1,837
Osaka Gas Co. Ltd.	600	24,331
Sekisui House Reit, Inc.	17	9,629
		197,992
Luxembourg | 0.0%
ArcelorMittal SA	21	1,094
Mexico | 0.7%
Grupo Aeroportuario del Centro Norte SAB de CV	1,600	22,934
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	910	22,449
		45,383
Singapore | 0.7%
Keppel DC REIT	13,260	22,563
Parkway Life REIT	4,100	12,789
UOL Group Ltd.	800	6,094
		41,446
South Africa | 0.5%
Anglo American PLC	216	9,177
Description	Shares	Fair Value
Gold Fields Ltd.	80	$3,721
Growthpoint Properties Ltd. REIT	19,922	19,148
		32,046
South Korea | 0.0%
POSCO Holdings, Inc.	9	1,989
Spain | 0.6%
Aena SME SA (#)	1,199	35,701
Sweden | 0.2%
Boliden AB (*)	73	3,875
Catena AB	136	6,384
		10,259
Switzerland | 0.1%
International Workplace Group PLC	2,504	5,868
United Arab Emirates | 0.4%
Emaar Development PJSC	6,374	23,743
United Kingdom | 4.7%
Big Yellow Group PLC REIT	799	9,034
National Grid PLC	3,684	62,108
Segro PLC REIT	843	7,331
Severn Trent PLC	589	24,186
Shaftesbury Capital PLC REIT	33,984	57,650
SSE PLC	2,006	69,255
Tritax Big Box REIT PLC	30,989	58,429
United Utilities Group PLC	421	7,360
		295,353
United States | 45.7%
Alexandria Real Estate Equities, Inc. REIT	1,126	52,269
Ameren Corp.	718	78,923
American Electric Power Co., Inc.	400	52,432
American Homes 4 Rent, Class A REIT	483	13,485
American Tower Corp. REIT	579	99,924
American Water Works Co., Inc.	150	20,414
Apple Hospitality REIT, Inc.	1,478	17,012

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Archer-Daniels-Midland Co.	11	$800
Atmos Energy Corp.	239	44,148
AvalonBay Communities, Inc. REIT	360	58,806
Avery Dennison Corp.	11	1,899
Brixmor Property Group, Inc.	599	17,251
Camden Property Trust	237	23,145
CareTrust REIT, Inc.	779	28,550
CF Industries Holdings, Inc.	67	8,699
Cheniere Energy, Inc.	203	57,603
Chevron Corp.	13	2,690
CMS Energy Corp.	108	8,379
ConocoPhillips	56	7,392
Consolidated Edison, Inc.	478	54,100
Constellation Energy Corp.	30	8,378
Corteva, Inc.	134	11,217
Coterra Energy, Inc.	227	7,977
Crown Castle, Inc.	1,270	103,264
CSX Corp.	881	36,165
CubeSmart	362	13,267
Darling Ingredients, Inc. (*)	45	2,783
Devon Energy Corp.	27	1,359
Digital Realty Trust, Inc. REIT	364	65,596
Dominion Energy, Inc.	568	35,114
DTE Energy Co.	71	10,382
Duke Energy Corp.	324	42,425
EastGroup Properties, Inc. REIT	234	43,311
Energy Transfer LP	3,401	65,639
Entergy Corp.	603	67,753
Enterprise Products Partners LP	667	25,239
EOG Resources, Inc.	4	578
Equinix, Inc. REIT	79	77,439
Equity Residential REIT	652	38,566
Essex Property Trust, Inc. REIT	81	19,602
Exelon Corp.	468	22,941
Extra Space Storage, Inc. REIT	40	5,245
Exxon Mobil Corp.	78	13,234
Ferrovial SE	997	64,823
First Industrial Realty Trust, Inc.	629	36,388
FMC Corp.	40	689
Freeport-McMoRan, Inc.	154	9,052
Halliburton Co.	24	936
Host Hotels & Resorts, Inc. REIT	1,443	27,648
Ingredion, Inc.	50	5,633
Invitation Homes, Inc. REIT	2,037	50,619
Iron Mountain, Inc. REIT	121	12,359
Description	Shares	Fair Value
Kinder Morgan, Inc.	896	$30,043
Marathon Petroleum Corp.	13	3,174
Mid-America Apartment Communities, Inc. REIT	483	58,984
Mosaic Co.	74	1,887
Newmont Corp.	107	11,583
NextEra Energy, Inc.	502	46,626
NiSource, Inc.	1,265	59,025
NNN REIT, Inc.	499	20,973
Norfolk Southern Corp.	85	24,395
Nucor Corp.	27	4,566
Omega Healthcare Investors, Inc.	1,168	51,182
Phillips 66	18	3,279
Pinnacle West Capital Corp.	205	20,654
Prologis, Inc.	1,030	136,145
Public Service Enterprise Group, Inc.	95	7,690
Public Storage REIT	69	18,691
Realty Income Corp. REIT	337	20,618
Regency Centers Corp. REIT	431	32,609
Ryman Hospitality Properties, Inc. REIT	101	9,319
Sabra Health Care REIT, Inc.	1,364	26,230
SBA Communications Corp. REIT	489	84,162
Scotts Miracle-Gro Co.	10	608
Shell PLC	183	8,546
Simon Property Group, Inc. REIT	465	86,736
SL Green Realty Corp. REIT	494	18,248
SLB Ltd.	16	822
STAG Industrial, Inc.	234	8,438
Steel Dynamics, Inc.	11	1,980
Sunstone Hotel Investors, Inc. REIT	1,355	12,209
Targa Resources Corp.	269	67,446
Union Pacific Corp.	238	57,744
Valero Energy Corp.	16	3,953
Ventas, Inc. REIT	814	66,569
WEC Energy Group, Inc.	403	46,655
Welltower, Inc. REIT	551	108,938
Williams Cos., Inc.	1,025	74,600
Xcel Energy, Inc.	735	58,388
		2,867,257
Zambia | 0.0%
First Quantum Minerals Ltd. (*)	112	2,678
Total Common Stocks (Cost $3,776,289)		4,520,303

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Exchange-Traded Funds | 0.7%
iShares Gold Trust (~) (Cost $43,829)	515	$45,402
Preferred Stocks | 0.0%
Brazil | 0.0%
Petroleo Brasileiro SA – Petrobras (Cost $1,167)	200	1,879
Short-Term Investments | 19.0%
Lazard Government Money Market Portfolio, 3.50% (7 day yield) (a)	672,761	672,761
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60% (7 day yield) (~)	517,521	517,521
Total Short-Term Investments (Cost $1,190,282)		1,190,282
Total Investments | 91.7% (Cost $5,011,567)		$5,757,866
Cash and Other Assets in Excess of Liabilities | 8.3%		520,432
Net Assets | 100.0%		$6,278,298

(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2026, these securities amounted to 1.5% of net assets of the Portfolio.
(*)	Non-income producing security.
(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(a)	Affiliated investment.

Lazard Real Assets Portfolio (•) (concluded)

Affiliated Investment for the period ended March 31, 2026 were as follows:

Issuer	Value at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at March 31, 2026	Value at March 31, 2026
Lazard Government Money Market Portfolio	$366,014	$681,154	$(374,407)	$—	$—	$3,977	672,761	$672,761

Total Return Swap Agreements open at March 31, 2026 (~):

Currency	Counter- party	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	GSC	$1,469,161	07/29/26	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expenses (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$250,669*	$	—*

(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $2,500.

The following table represents the commodity exposure expressed as a percentage of the notional amount of the custom total return basket swap agreements with GSC, as of March 31, 2026:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminium	BCOMLA	3.73%
Brent Crude Oil	BCOMCO	11.20
Chicago Wheat	BCOMW	2.69
Cocoa	BCOMCC	0.80
Coffee	BCOMKC	1.91
Copper HG	BCOMHG	5.09
Corn	BCOMC	4.71
Cotton	BCOMCT	1.44
Gasoil	BCOMQS	4.98
Gold	BCOMGC	13.08
Heating Oil	BCOMHO	3.65
Kansas Wheat	BCOMKW	1.78
Lead	BCOMLL	0.73
Lean Hogs	BCOMLH	1.84
Live Cattle	BCOMLC	3.33
Natural Gas	BCOMNG	5.82
Nickel	BCOMLN	1.77
RBOB Gasoline	BCOMXB	3.32
Silver	BCOMSI	3.18
Soybean	BCOMS	4.92
Soybean Meal	BCOMSM	2.54
Soybean Oil	BCOMBO	3.29
Sugar	BCOMSB	2.54
WTI Crude Oil	BCOMCL	9.73
Zinc	BCOMLX	1.93
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments
March 31, 2026 (unaudited)

Asset Class/Sector	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio
Communication Services	5.5%	7.7%	8.6%	11.8%
Consumer Discretionary	13.1	9.7	9.8	18.6
Consumer Staples	1.5	3.3	6.8	9.6
Energy	3.4	4.6	8.5	—
Financials	17.1	19.9	24.9	20.4
Health Care	1.9	2.9	3.4	9.8
Industrials	13.0	7.5	7.3	10.7
Information Technology	41.3	32.2	20.5	9.8
Materials	1.3	7.2	4.5	—
Real Estate	—	1.2	—	—
Utilities	1.0	2.4	1.8	5.4
Other (includes short-term investments)	0.9	1.4	3.9	3.9
Total	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard Global Listed Infrastructure Portfolio	Lazard Global Small Cap Equity Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio
Communication Services	5.8%	3.0%	4.6%	4.2%
Consumer Discretionary	—	16.5	6.9	9.8
Consumer Staples	—	3.7	6.8	4.0
Energy	—	6.3	2.9	3.3
Financials	—	14.5	25.0	24.1
Health Care	—	4.4	7.7	6.1
Industrials	27.5	22.5	18.4	19.6
Information Technology	—	20.6	6.3	14.8
Materials	—	5.3	12.3	6.4
Real Estate	8.9	2.1	0.9	1.0
Utilities	52.2	—	3.6	3.0
Other (includes short-term investments)	5.6	1.1	4.6	3.7
Total	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard International Quality Growth Portfolio	Lazard International Strategic Equity Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio
Communication Services	7.3%	5.1%	11.1%	6.2%
Consumer Discretionary	5.8	7.4	27.7	9.4
Consumer Staples	6.7	8.2	—	2.6
Energy	—	1.7	—	3.1
Financials	17.1	26.9	10.6	17.2
Health Care	14.9	5.7	4.6	10.8
Industrials	21.4	15.2	4.0	15.0
Information Technology	23.8	11.9	41.1	26.4
Materials	—	8.6	—	3.1
Real Estate	—	—	—	2.2
Utilities	—	5.8	—	—
Other (includes short-term investments)	3.0	3.5	0.9	4.0
Total	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard US Small Cap Equity Select Portfolio
Communication Services	3.7%
Consumer Discretionary	11.0
Consumer Staples	3.2
Energy	6.2
Financials	17.4
Health Care	13.9
Industrials	19.7
Information Technology	17.9
Materials	3.4
Real Estate	2.8
Other (includes short-term investments)	0.8
Total	100.0%

Asset Class/Sector	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio	Lazard US Short Duration Fixed Income Portfolio
Communication Services	6.2%	17.6%	3.0%
Consumer Discretionary	7.5	17.6	6.5
Consumer Staples	10.2	17.0	2.0
Energy	2.1	16.0	1.9
Financials	12.2	4.7	15.7
Health Care	0.4	—	—
Industrials	7.0	8.7	3.3
Information Technology	33.9	6.8	1.8
Materials	3.0	4.9	—
Mortgage-Backed Securities	—	—	2.2
U.S. Treasury Securities	—	—	61.8
Utilities	12.2	4.4	—
Other (includes short-term investments)	5.3	2.3	1.8
Total	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio
Commodity	—%	4.9%	—%
Communication Services	5.5	4.2	—
Consumer Discretionary	4.6	4.5	—
Consumer Staples	11.2	2.6	0.2
Energy	0.2	1.7	7.2
Exchange-Traded Funds	—	—	0.7
Financials	6.1	5.8	—
Fixed Income	—	24.9	—
Health Care	0.0	6.8	—
Industrials	4.1	7.7	8.3
Information Technology	11.3	14.3	—
Materials	0.5	1.3	2.2
Purchased Options	0.0	—	—
Real Estate	—	0.7	36.7
U.S. Treasury Securities	52.2	—	—
Utilities	0.9	1.2	17.4
Warrants	0.0	—	—
Other (includes short-term investments)	3.4	19.4	27.3
Total	100.0%	100.0%	100.0%

Security Abbreviations:

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
KSC	— Kuwait Shareholding Company
NVDR	— Non-Voting Depository Receipt
PJSC	— Public Joint Stock Company
QSC	— Qatar Shareholder Company
REITs	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Currency Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
NZD	— New Zealand Dollar
USD	— United States Dollar

Counterparty Abbreviations:

BMO	— Bank of Montreal
BNP	— BNP Paribas SA
BNY	— Bank of New York Mellon
BOA	— Bank of America N.A.
CAN	— Canadian Imperial Bank of Commerce
CIT	— Citibank N.A.
GSC	— Goldman Sachs International
HSB	— HSBC Bank USA N.A.
MSC	— Morgan Stanley & Co.
NIP	— Nomura International Plc
RBC	— Royal Bank of Canada
SCB	— Standard Chartered Bank
SGN	— Societe Generale
SSB	— State Street Bank & Trust Co.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Jennifer Ryan
Jennifer Ryan
Principal Executive Officer

Date: May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jennifer Ryan
Jennifer Ryan
Principal Executive Officer

Date: May 27, 2026

By:	/s/ Christina Kennedy
Christina Kennedy
Principal Financial Officer

Date: May 27, 2026